                                          LM Institutional Fund Advisors I, Inc.


                                                    Western Asset Core Portfolio
                                               Western Asset Core Plus Portfolio
                                            Western Asset Intermediate Portfolio
                                   Western Asset Non-U.S. Fixed Income Portfolio




                                                              Semi-Annual Report
                                                              September 30, 2000

Portfolio Managers' Comments
Western Asset Management Investment Strategy Group

Market Commentary, March 2000 - September 2000

The past six months have seen the partial unwinding of many of the pressures that built up in the fixed-income markets in previous years. Treasury yields moved substantially lower, particularly at the front end of the yield curve, though 30-year yields ended the period roughly unchanged. The move to lower yields was driven by mounting evidence that the Fed has tightened enough to achieve its objective of keeping inflation pressures in check and slowing the pace of economic growth. Whereas the market had been quite concerned that monetary policy would be tightened significantly, conditions have changed dramatically to the point that some possibility of an easing is now being entertained. Outside of high energy prices, core inflation remains quite low, and forward-looking inflation indicators such as weak gold prices and a very strong dollar suggest that inflation will remain low for some time to come. Problems remain, however, as reflected in the historically wide spreads built into corporate debt yields. Spreads are wide in part because of the anticipated buyback of Treasury debt, but also because the market fears that corporate earnings and credit quality are at risk should the economy continue to slow. Slowdown risks are being magnified by high energy prices, since they act as a tax on growth. Mortgages have performed reasonably well, thanks to a general decline in market volatility and increasing stability in Treasury yields. Corporate bonds, however, particularly those at the lower end of the quality scale, have suffered from rising spreads. Treasury Inflation Protected Securities (TIPS) registered strong performance thanks to high headline inflation and a decline in real yields. Despite the general rise in credit spreads, emerging market debt issues also generated strong returns as spreads generally narrowed.

Portfolio Commentary

Western Asset Core Portfolio

The impact of market conditions on the Portfolio's performance was generally positive in the six months ended September 30, 2000, as yields declined and spreads were mixed. Fortunately, the negative impact of widening credit spreads was more than offset by success in other areas of portfolio strategy, with the result that the Portfolio's total return of 5.40% (net of expenses) exceeded that of its benchmark, the Salomon Brothers Broad Market Index, which recorded a total return of 4.80%. Duration had a positive impact on returns, and the Portfolio's yield curve strategies were generally rewarded as the curve inverted. Defensive strategies which focused on enhancing yield at the expense of convexity again made an important contribution to returns. A timely increase in mortgage sector exposure early in the year reaped rewards as spreads narrowed for the period. Corporate overexposure detracted from performance as spreads generally widened, but this was partially offset by an aggressive exposure to TIPS which yielded strong returns.

Western Asset Core Plus Portfolio

The impact of market conditions on the Portfolio's performance was generally positive in the six months ended September 30, 2000, as yields declined and spreads were mixed. Fortunately, the negative impact of widening credit spreads was more than offset by success in other areas of portfolio strategy, with the result that the Portfolio's total return of 4.77% (net of expenses) kept pace with that of its benchmark, the Salomon Brothers Broad Market Index, which recorded a total return of 4.80%. Duration had a positive impact on returns, and the Portfolio's yield curve strategies were generally rewarded as the curve inverted. Defensive strategies which focused on enhancing yield at the expense of convexity again made an important contribution to returns. A timely increase in mortgage sector exposure early in the year reaped rewards as spreads narrowed for the period. Corporate overexposure and a modest exposure to high-yield debt detracted from performance as spreads generally widened, but this was offset by emerging market debt holdings and an aggressive exposure to TIPS which yielded strong returns. A very modest non-dollar exposure detracted somewhat from returns as foreign markets generally lagged the domestic market's performance.

Western Asset Intermediate Portfolio

The impact of market conditions on the Portfolio's performance was generally positive in the six months ended September 30, 2000, as yields declined and spreads were mixed. Fortunately, the negative impact of widening credit spreads was more than offset by success in other areas of portfolio strategy, with the result that the Portfolio's total return of 4.83% (net of expenses) exceeded that of its benchmark, the Lehman Brothers Intermediate Government/Credit Index, which recorded a total return of 4.62%. Duration had a positive impact on returns, and the Portfolio's yield curve strategies were generally rewarded as the curve inverted. Defensive strategies which focused on enhancing yield at the expense of convexity again made an important contribution to returns. A timely increase in mortgage sector exposure early in the year reaped rewards as spreads narrowed for the period. Corporate overexposure detracted from performance as spreads generally widened, but this was partially offset by an aggressive exposure to TIPS which yielded strong returns.

Portfolio Managers' Comments
Western Asset Management Investment Strategy Group (continued)


Western Asset Non-U.S. Fixed Income Portfolio

The impact of market conditions on the Portfolio's performance was generally negative in the six months ended September 30, 2000 as tighter monetary policy in both Europe and Japan pushed bond yields higher. Performance for the period was disappointing. The Portfolio under-performed the Salomon Smith Barney World Government ex-U.S. Index (Hedged), returning -1.41% (net of expenses) versus 3.48% for the Index. Investments in Poland, which suffered from higher official rates and rising political uncertainty, and exposure to the Canadian dollar and European currencies, which weakened sharply against the buoyant U.S. dollar, negatively impacted returns. Performance benefited from investments in dollar bloc bonds, an overweight exposure to long-dated European government bonds as European yield curves flattened and a significant exposure to peripheral European markets such as Sweden and, in particular, Greece which benefited from falling interest rates ahead of participation in European Monetary Union in January 2001.

Statement of Net Assets
Western Asset Core Portfolio


September 30, 2000 (Unaudited)
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------

                                             % of                 Maturity       Par/
                                          Net Assets     Rate       Date        Shares       Value
                                      ----------------------------------------------------------------
Long-Term Securities                        109.0%

Corporate Bonds and Notes                    21.8%
Aerospace/Defense                             0.3%
Lockheed Martin Corporation                             8.500%    12/1/29      $ 1,490      $ 1,570
Raytheon Company                                        7.200%    8/15/27          560          491
                                                                                            -------
                                                                                              2,061

Auto Parts & Equipment                        0.8%
TRW Inc.                                                7.090%    3/25/02        5,000        4,996/C/
                                                                                            -------

Automotive                                    0.7%
Ford Motor Company                                      7.450%    7/16/31        4,700        4,346
Ford Motor Company                                      7.400%    11/1/46          400          355
                                                                                            -------
                                                                                              4,701

Banking and Finance                           8.5%
Abbey National Capital Trust I                          8.963%   12/29/49        1,350        1,358/G/
BNY Capital Trust                                       7.970%   12/31/26        4,000        3,712
Dresdner Funding Trust I                                8.151%    6/30/31        4,055        3,623/B,G/
Dryden Investor Trust                                   7.157%    7/23/08       16,359       15,663/B/
Ford Motor Credit Company                               5.750%    2/23/04        1,735        1,663
Ford Motor Credit Company                               7.875%    6/15/10           20           20
General Motors Acceptance Corporation                   5.850%    1/14/09        5,000        4,459
General Motors Acceptance Corporation                   0.000%    6/15/15       14,900        4,696/D/
Heller Financial, Inc.                                  6.840%    3/13/02        2,000        1,982/C/
J.P. Morgan & Company, Inc.                             8.080%    2/15/12        2,000        1,730/C/
KBC Bank Funding Trust III                              9.860%   11/29/49          725          759/B,G/
Key Bank, N. A.                                         6.790%    3/18/02        5,000        5,018/C/
Lehman Brothers Holdings Inc.                           6.970%     7/8/02        6,000        6,006/C/
SB Treasury Company LLC                                 9.400%   12/29/49        6,290        6,189/B,G/
                                                                                            -------
                                                                                             56,878

Cable                                         0.6%
Continental Cablevision Inc.                            9.000%     9/1/08        2,200        2,367
TCI Communications, Inc.                                6.375%     5/1/03        1,430        1,408
                                                                                            -------
                                                                                              3,775

Chemicals                                     0.1%
Dow Chemical Company                                    7.375%    11/1/29        1,020          988
                                                                                            -------

Electric                                      0.3%
System Energy Resources, Inc.                           7.430%    1/15/11        2,328        2,248
                                                                                            -------

Western Asset Core Portfolio


September 30, 2000 (Unaudited)
(Amounts in Thousands)

-----------------------------------------------------------------------------------------------------------

                                                  % of                 Maturity       Par/
                                               Net Assets     Rate       Date        Shares       Value
                                           ----------------------------------------------------------------
Corporate Bonds and Notes (continued)

Environmental Services                            1.7%
Waste Management, Inc.                                       6.875%     5/15/09     $ 7,000      $ 6,353
Waste Management, Inc.                                       7.125%    12/15/17       6,000        5,085
Waste Management, Inc.                                       7.000%     7/15/28          45           37
                                                                                                 -------
                                                                                                  11,475


Food, Beverage and Tobacco                        2.8%
J. Seagram & Sons                                            6.400%    12/15/03       2,820        2,763
J. Seagram & Sons                                            6.800%    12/15/08       1,360        1,319
J. Seagram & Sons                                            7.500%    12/15/18       1,000          979
J. Seagram & Sons                                            7.600%    12/15/28       1,430        1,427
Nabisco Incorporated                                         6.375%      2/1/35       4,250        3,946
R.J. Reynolds Tobacco Holdings, Inc.                         7.750%     5/15/06       4,810        4,322
R.J. Reynolds Tobacco Holdings, Inc.                         7.875%     5/15/09       3,240        2,882
The Pepsi Bottling Group Incorporated                        7.000%      3/1/29         900          821
                                                                                                 -------
                                                                                                  18,459

Gas and Pipeline Utilities                        0.2%
CMS Panhandle Holding Company                                6.125%     3/15/04       1,700        1,629
                                                                                                 -------

Industrial                                        0.1%
Scotia Pacific Company LLC                                   7.710%     1/20/14       1,340          878
                                                                                                 -------

Insurance (Multi-Line)                            1.1%
Loews Corporation                                            7.625%      6/1/23       5,459        4,922
Loews Corporation                                            7.000%    10/15/23       3,000        2,492
                                                                                                 -------
                                                                                                   7,414

Insurance (Property/Casualty)                     0.2%
Ace Capital Trust II                                         9.700%      4/1/30       1,400        1,469
                                                                                                 -------

Media                                             2.5%
News America Incorporated                                    7.625%    11/30/28       3,000        2,692
News America Incorporated                                    6.750%      1/9/38       6,400        5,967
Time Warner Inc.                                             9.150%      2/1/23       3,500        3,831
Time Warner Inc.                                             6.850%     1/15/26       2,000        1,973
Time Warner Inc.                                             6.950%     1/15/28       2,500        2,215
                                                                                                 -------
                                                                                                  16,678

Medical Supplies/Services                         0.6%
Merck & Co., Inc.                                            5.950%     12/1/28       4,400        3,737
                                                                                                 -------

Western Asset Core Portfolio


September 30, 2000 (Unaudited)
(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------------

                                                      % of                        Maturity       Par/
                                                   Net Assets       Rate            Date        Shares       Value
                                               -----------------------------------------------------------------------
Corporate Bonds and Notes (continued)

Real Estate                                           0.1%
Socgen Real Estate Co. LLC                                         7.640%         12/29/49     $   500     $   467/B,G/
                                                                                                           -------
Telecommunications                                    0.4%
AT&T Corp.                                                         9.650%          3/31/27       1,880       2,030
Cox Communications, Inc.                                           7.875%          8/15/09         640         647
                                                                                                           -------
                                                                                                             2,677

Transportation                                        0.8%
Consolidated Rail Corporation                                      7.875%          5/15/43         520         474
Union Pacific Corporation                                          6.625%           2/1/29       5,460       4,545
                                                                                                           -------
                                                                                                             5,019

Total Corporate Bonds and Notes
  (Identified Cost $152,939)                                                                               145,549
----------------------------------------------------------------------------------------------------------------------
Asset-backed Securities                               7.7%
Fixed-rate Securities                                 5.7%
Advanta Mortgage Loan Trust                                        7.590%          6/25/14         600         607
Americredit Automobile Receivables Trust                           6.970%          1/12/04       6,600       6,603
ANRC Auto Owner Trust                                              6.540%         11/15/02         557         557
Chevy Chase 1997-A                                                 7.650%         12/20/07       1,889       1,846
Chevy Chase Spread Account Trust                                   6.850%         10/20/06       4,083       3,743
Conseco Finance Home Loan Trust                                    7.570%          5/15/22       2,700       2,705
Conseco Finance Home Loan Trust                                    7.960%           2/1/32       4,700       4,699
FMAC Loan Receivables Trust                                        7.350%          4/15/19         155         154/B/
Green Tree Home Improvement Loan Trust                             7.450%          9/15/28       1,700       1,533
Green Tree Recreational, Equipment and Consumer Trust 1998-A       6.710%          5/15/29       2,194       2,162
LB-UBS Commercial Mortgage Trust                                   7.950%          1/15/10       8,400       8,855
Onyx Acceptance Auto Trust                                         6.180%          4/15/02       4,272       4,265
                                                                                                           -------
                                                                                                            37,729

Indexed Securities/C/                                 2.0%
CDC Depositor Trust ST I                                           7.051%          1/15/03       1,016       1,016/B/
Korea Asset Funding Ltd.                                           8.891%          2/10/09       1,600       1,610/A,B/
SLM Student Loan Trust 1998-2                                      6.665%          4/25/07         771         769
World Omni Automobile Lease Securitization                         6.871%          2/15/02      10,200      10,203
                                                                                                           -------
                                                                                                            13,598

Total Asset-backed Securities
  (Identified Cost $51,624)                                                                                 51,327
----------------------------------------------------------------------------------------------------------------------

Western Asset Core Portfolio


September 30, 2000 (Unaudited)
(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------------

                                                      % of                        Maturity       Par/
                                                   Net Assets       Rate            Date        Shares       Value
                                               -----------------------------------------------------------------------
Mortgage-backed Securities                            6.6%
Fixed-rate Securities                                 3.9%
Asset Securitization Corporation                                   6.920%          2/14/29     $ 5,892     $ 5,835
CAPCO America Securitization Corporation                           6.260%          9/15/08       3,000       2,841
Criimi Mae Commercial Mortgage Trust                               7.000%           3/2/11       7,838       7,236/B/
Merrill Lynch Mortgage Investors, Inc.                             6.690%         11/21/28          67          66
Merrill Lynch Mortgage Investors, Inc.                             6.960%         11/21/28       1,358       1,347
Nomura Asset Securities Corporation                                7.070%          4/13/36       4,391       4,418
Nomura Asset Securities Corporation                                7.120%          4/13/36       4,500       4,505
                                                                                                           -------
                                                                                                            26,248

Indexed Securities/C/                                 2.4%
Bayview Financial Acquisition Trust 2000-C                         7.010%          7/25/30       6,389       6,378/B/
JP Morgan Commercial Mortgage Finance Corporation                  6.903%          4/15/10       2,390       2,390/B/
Medallion Trust                                                    6.879%         12/18/31       7,000       7,002
Prudential Securities Secured Financing Corp.                      7.235%          4/25/26          40          40
                                                                                                           -------
                                                                                                            15,810

Stripped Securities/H/                                0.2%
FFCA Secured Lending Corporation                                   1.788%         11/18/11      15,654       1,096/1/
Structured Mortgage Asset Residential Trust                        2,500%          8/25/22        N.M.        N.M./1/
Structured Mortgage Asset Residential Trust                        0.132%          1/25/23       5,640           2/1/
                                                                                                           -------
                                                                                                             1,098

Variable-Rate Securities/K/                           0.1%
Resolution Trust Corporation                                      10.300%          8/25/21          83          83
Resolution Trust Corporation                                       8.333%         10/25/28          75          74
Resolution Trust Corporation                                       8.145%          9/25/29         815         811
                                                                                                           -------
                                                                                                               968

Total Mortgage-backed Securities
  (Identified Cost $43,250)                                                                                 44,124
----------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations               23.5%
Fixed-rate Securities                                10.3%
Fannie Mae                                                         7.000%          7/15/05       4,880       4,962
Fannie Mae                                                         5.750%          2/15/08         790         745
Fannie Mae                                                         6.625%          9/15/09          90          89
Fannie Mae                                                         7.125%          6/15/10       4,000       4,098
Fannie Mae                                                         6.210%           8/6/38       1,040         935
Freddie Mac                                                        7.000%          7/15/05         430         437
Freddie Mac                                                        5.750%          4/15/08       1,410       1,327
Freddie Mac                                                        6.875%          9/15/10         230         232
Freddie Mac                                                        6.750%          9/15/29          40          39
Tennessee Valley Authority                                         5.375%         11/13/08       1,610       1,465
Tennessee Valley Authority                                         6.750%          11/1/25       3,460       3,369
Tennessee Valley Authority                                         7.125%           5/1/30       6,030       6,174
Statement of Net Assets (continued)
Western Asset Core Portfolio

Western Asset Core Portfolio

September 30, 2000 (Unaudited)
(Amounts in Thousands)

-----------------------------------------------------------------------------------------------------------------------------

                                                          % of                    Maturity             Par/
                                                       Net Assets      Rate         Date              Shares       Value
                                                       ----------------------------------------------------------------------
U.S. Government and Agency
 Obligations (continued)
Fixed-rate Securities (continued)
United States Treasury Bonds                                           11.125%        8/15/03         $   530      $   601
United States Treasury Bonds                                            5.750%        8/15/10           2,270        2,261
United States Treasury Bonds                                            8.000%       11/15/21           3,973        4,852
United States Treasury Bonds                                            6.250%        8/15/23           5,000        5,098
United States Treasury Bonds                                            5.250%       11/15/28          21,325       19,112
United States Treasury Bonds                                            5.250%        2/15/29          10,000        8,983
United States Treasury Bonds                                            6.125%        8/15/29           3,290        3,360
United States Treasury Bonds                                            6.250%        5/15/30             710          746
                                                                                                                   -------
                                                                                                                    68,885
Indexed Securities/C/                                       12.2%
United States Treasury Inflation-Indexed Security                       3.625%        1/15/08          18,867       18,431/F/
United States Treasury Inflation-Indexed Security                       4.250%        1/15/10           1,929        1,969/F/
United States Treasury Inflation-Indexed Security                       3.625%        4/15/28          49,867       47,374/F/
United States Treasury Inflation-Indexed Security                       3.875%        4/15/29          13,586       13,484/F/
                                                                                                                   -------
                                                                                                                    81,258
Stripped Securities/H/                                       1.0%
United States Treasury Bonds                                            0.000%        5/15/17           2,450          893/2/
United States Treasury Bonds                                            0.000%        2/15/25          25,000        5,822/2/
                                                                                                                   -------
                                                                                                                     6,715
Total U.S. Government and Agency Obligations
  (Identified Cost $158,451)                                                                                       156,858
-----------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-
  backed Securities                                         39.9%
Fixed-rate Securities                                       39.4%
Fannie Mae                                                              7.000%    9/1/07 to 5/1/29     20,442       20,204
Fannie Mae                                                              8.000%        10/1/15             400          407/E/
Fannie Mae                                                              7.500%    6/1/25 to 7/1/29     19,068       19,066
Fannie Mae                                                              6.000%    1/1/26 to 1/1/29     25,374       23,727
Fannie Mae                                                              6.500%    7/1/28 to 8/1/29     62,556       60,078
Fannie Mae                                                              6.500%        10/1/30          27,598       26,553/E/
Fannie Mae                                                              7.500%        10/1/30           9,700        9,676/E/
Federal Housing Authority USGI #68                                      7.430%         3/1/21             232          226
Freddie Mac                                                             9.250%         6/1/02              33           34
Freddie Mac                                                             6.750%         5/1/04              75           74
Freddie Mac                                                             7.500%         4/1/06              48           48
Freddie Mac                                                             9.750%         7/1/08             171          175
Freddie Mac                                                             5.500%    12/1/13 to 2/1/14     3,489        3,294
Freddie Mac                                                             9.300%        4/15/19             966          996
Freddie Mac                                                             7.000%    4/1/24 to 5/1/29      8,021        7,888
Freddie Mac                                                             6.000%         5/1/29             598          559

Western Asset Core Portfolio

September 30, 2000 (Unaudited)
(Amounts in Thousands)

-----------------------------------------------------------------------------------------------------------------------------

                                                          % of                    Maturity             Par/
                                                       Net Assets      Rate         Date              Shares       Value
                                                       ----------------------------------------------------------------------
U.S. Government Agency Mortgage-
 backed Securities (continued)
Fixed-rate Securities (continued)
Freddie Mac                                                               6.000%         10/1/30       $   550     $   514/E/
Freddie Mac                                                               8.000%         10/1/30         2,000       2,029/E/
Government National Mortgage Association                                  9.500%         3/15/03            54          55
Government National Mortgage Association                                 10.250%         6/15/03             8           8
Government National Mortgage Association                                 10.000%        11/15/09             5           5
Government National Mortgage Association                                  7.500%  10/15/22 to 3/15/29    7,360       7,387
Government National Mortgage Association                                  7.000%  1/15/24 to 12/15/28    2,085       2,054
Government National Mortgage Association                                  6.500%  8/15/28 to 9/15/28     3,362       3,238
Government National Mortgage Association                                  6.500%         10/1/30        52,170      50,247/E/
Government National Mortgage Association                                  7.000%         10/1/30         6,400       6,304/E/
Government National Mortgage Association                                  7.500%         10/1/30        18,200      18,251/E/
                                                                                                                   -------
                                                                                                                   263,097
Stripped Securities/H/                                0.5%
Fannie Mae                                                                9.500%          2/1/17           112          30/1/
Fannie Mae                                                             1,009.50%         2/25/20             1           2/1/
Fannie Mae                                                             1,009.25%         8/25/21             4         147/1/
Fannie Mae                                                                0.000%         5/25/22         1,093         860/2/
Financing Corporation                                                     0.000%          4/5/19         1,150         340/2/
Freddie Mac                                                              10.000%          3/1/21           961         239/1/
Freddie Mac                                                               0.000%         7/15/22           158         123/2/
Resolution Funding Corporation                                            0.000%        10/15/19         3,000         898/2/
Resolution Funding Corporation                                            0.000%         4/15/30         2,610         421/2/
                                                                                                                   -------
                                                                                                                     3,060
Total U.S. Government Agency Mortgage-
  backed Securities
  (Identified Cost $268,773)                                                                                       266,157
-----------------------------------------------------------------------------------------------------------------------------
Yankee Bonds/A/                                       8.5%
Banking and Finance                                   3.0%
Bayerische Hypotheken-und Vereinsbank AG                                  8.741%         6/30/31           920         876/B/
CVRD Finance Ltd.                                                         7.267%        10/15/07         3,300       3,300
HSBC Capital Funding LP                                                   9.547%        12/31/49           670         710/B,G/
HSBC Capital Funding LP                                                  10.176%        12/31/49         2,680       2,954/B,G/
Petrozuata Finance, Inc.                                                  8.220%          4/1/17         6,390       5,288/B/
Royal Bank of Scotland Group plc                                          8.817%         3/31/49           870         908
Sanwa Finance Aruba AEC                                                   8.350%         7/15/09         1,450       1,448
SBC Glacier Finance LTD                                                   6.820%         9/10/02           807         801/C/
The Bank of Tokyo-Mitsubishi, Ltd.                                        8.400%         4/15/10         3,415       3,477
                                                                                                                   -------
                                                                                                                    19,762
Electric                                              0.8%
Hydro-Quebec                                                              8.050%          7/7/24         4,895       5,209
                                                                                                                   -------

Western Asset Core Portfolio

September 30, 2000 (Unaudited)
(Amounts in Thousands)

--------------------------------------------------------------------------------------------------------------------------

                                                       % of                     Maturity         Par/
                                                   Net Assets     Rate            Date          Shares       Value
                                                   -----------------------------------------------------------------------
Yankee Bonds (continued)
Foreign Governments                                   3.2%
Argentine Republic                                                 0.000%       10/15/01        $ 2,930      $ 2,703/D/
Argentine Republic                                                 0.000%       10/15/03          3,170        2,330/D/
Argentine Republic                                                 0.000%       10/15/04          2,230        1,416/D/
Quebec Province                                                    7.500%        9/15/29          1,165        1,164
Republic of Korea                                                  8.875%        4/15/08             10           10
Republic of Poland                                                 6.000%       10/27/14          7,310        6,803/G/
United Mexican States                                             11.500%        5/15/26          5,790        7,035
                                                                                                             -------
                                                                                                              21,461
Oil and Gas                                           1.0%
Petroleos Mexicanos                                                9.030%        2/15/11          2,260        2,348/B/
YPF Sociedad Anonima                                               7.500%       10/26/02          1,345        1,359
YPF Sociedad Anonima                                               7.750%        8/27/07          3,250        3,119
                                                                                                             -------
                                                                                                               6,826
Telecommunications                                    0.1%
Koninklijke (Royal) KPN NV                                         8.375%        10/1/30            860          858/B/
                                                                                                             -------

Utilities                                             0.4%
Korea Electric Power Corporation                                   7.750%         4/1/13          2,600        2,463
                                                                                                             -------

Total Yankee Bonds
  (Identified Cost $55,893)                                                                                   56,579
--------------------------------------------------------------------------------------------------------------------------
Preferred Stocks                                      1.0%
Home Ownership Funding Corporation                                13.331%                         6 shs        4,186/B,G/
Home Ownership Funding Corporation II                             13.338%                         3            2,488/B,G/
                                                                                                             -------
                                                                                                               6,674

Total Preferred Stocks
  (Identified Cost $7,951)                                                                                     6,674
                                                                                                             -------

Total Long-Term Securities
  (Identified Cost $738,881)                                                                                 727,268
--------------------------------------------------------------------------------------------------------------------------
Short-Term Securities                                 8.6%
Corporate Bonds and Notes                             0.4%
Diageo plc                                                         8.625%        8/15/01        $   150          152
Philip Morris Companies, Inc.                                      8.750%         6/1/01            100          101
Enron Corp.                                                        7.110%        9/10/01          2,000        2,000/B,C/
                                                                                                             -------
                                                                                                               2,253

Asset-backed Securities                               0.9%
Household Automotive Trust                                         6.792%        9/17/01          6,000        6,003
Option One CTS Arm Trust                                           3.696%        3/25/01          1,575           15/H1/
                                                                                                             -------
                                                                                                               6,018

Western Asset Core Portfolio


September 30, 2000 (Unaudited)
(Amounts in Thousands)

---------------------------------------------------------------------------------------------------------------------------

                                                       % of                     Maturity         Par/
                                                   Net Assets     Rate            Date          Shares       Value
                                                   ------------------------------------------------------------------------
U.S. Government and Agency Obligations                 1.6%
Fannie Mae                                                         0.00%       11/9/00          $     200    $     199/D,L/
Freddie Mac                                                        0.00%       11/9/00              2,600        2,581/D,L/
United States Treasury Notes                                      6.375%       9/30/01              8,100        8,105
                                                                                                             ---------
                                                                                                                10,885

U.S. Government Mortgage-backed Securities             N.M.
Freddie Mac                                                       8.250%        8/1/01                  5            5
                                                                                                             ---------

Repurchase Agreements                                  5.7%
Lehman Brothers, Inc.
 6.63% dated 09/29/00, to be repurchased at
$38,168 on 10/02/00 (Collateral: $20,000
Freddie Mac Medium-term Notes, 8.080%
due 08/14/07, value $20,247; $19,830
Federal Home Loan Bank Bond,
6.750% due 7/29/13, value $18,663)                                                                 38,147       38,147
                                                                                                             ---------

Options Purchased/I/                                   N.M.
Eurodollar Futures Put,December 2000,
 Strike Price $93.50                                                                                  133/J/        25
Eurodollar Futures Put,March 2001,
 Strike Price $93.50                                                                                  630/J/       110
Eurodollar Midcurve Futures Put,October
 2000, Strike Price $93.25                                                                            338/J/         5
                                                                                                             ---------
                                                                                                                   140

Total Short-Term Securities
 (Identified Cost $58,123)                                                                                      57,448
---------------------------------------------------------------------------------------------------------------------------
Total Investments                                    117.6%
 (Identified Cost $797,004)                                                                                  $ 784,716
Other Assets Less Liabilities                        (17.6)%                                                  (117,324)
                                                                                                             ---------

Net Assets Consisting of:
Accumulated paid-in capital applicable to
 63,044 Institutional Class shares outstanding                                                  $697,387
  151 Financial Intermediary Class shares outstanding                                              1,599
Undistributed net investment income                                                                   17
Accumulated net realized gain/(loss) on investments, options and futures                         (19,579)
Unrealized appreciation/(depreciation) of investments, options and futures                       (12,032)
                                                                                                --------

Net Assets                                           100.0%                                                  $ 667,392
                                                                                                             =========

Net Asset Value Per Share
 Institutional Class                                                                                         $   10.56
                                                                                                             =========
 Financial Intermediary Class                                                                                $   10.58
                                                                                                             =========

Western Asset Core Portfolio

September 30, 2000 (Unaudited)
(Amounts in Thousands)

--------------------------------------------------------------------------------------------------------------
                                                                                 Actual        Appreciation/
                                                             Expiration         Contracts      (Depreciation)
                                                            --------------------------------------------------
Futures Contracts Purchased/I/
Fannie Mae Agency Bond Futures                               December 00              429           $    204

Futures Contracts Written/I/
U.S. Treasury Bond Futures                                   December 00               63           $     (8)
U.S. Treasury Note Futures                                   December 00              671               (217)
U.S. Treasury Note Futures                                   December 00              393                (68)
                                                                                                    --------
                                                                                                    $   (293)

Options Written/I/
U.S. Treasury Bond Futures Call, Strike Price $100            October 00              100           $     23
U.S. Treasury Bond Futures Call, Strike Price $102            October 00               54                 33
U.S. Treasury Bond Futures Call, Strke Price $102            November 00              433                143
U.S. Treasury Note Futures Call, Strke Price $100            November 00               62                (12)
U.S. Treasury Note Futures Call, Strke Price $102            November 00              150                 25
U.S. Treasury Bond Futures Put, Strke Price $92              November 00               51                 21
U.S. Treasury Bond Futures Put, Strke Price $94              November 00              197                132
U.S. Treasury Bond Futures Put, Strke Price $97              November 00              149                 (7)
U.S. Treasury Bond Futures Put, Strke Price $98              November 00               75                (26)
U.S. Treasury Note Futures Put, Strke Price $97              November 00               25                 10
U.S. Treasury Note Futures Put, Strke Price $99              November 00               75                 10
U.S. Treasury Bond Futures Put, Strke Price $94              February 01               50                 (7)
                                                                                                    --------
                                                                                                    $    345

--------------------------------------------------------------------------------
/A/ Yankee Bond -- A dollar-denominated bond issued in the U.S. by foreign entities.
/B/ Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule, except to qualified institutional buyers. These securities represent 10.1% of net assets.
/C/ Indexed Security-The rates of interest earned on these securities are tied to the London Interbank Offered Rate (LIBOR), Consumer Price Index (CPI), or the One Year Treasury constant Maturity Rate.
/D/ Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
/E/ When-issued security -- Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
/F/ U.S. Treasury Inflation-Indexed Security -- U.S. Treasury security whose principal value is adjusted daily in accordance with the changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
/G/ Stepped-coupon security -- A security with a predetermined schedule of interest or dividend rate change.
/H/ Stripped Security -- Security with interest-only or principal-only payment streams, denoted by the superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
/I/ Options and Futures are described in more detail in the notes to financial statements.
/J/  Represents actual number of contracts.
/K/ The coupon rates shown on variable-rate securities are the rates at September 30, 2000. These rates vary with the weighted average coupon of the underlying loans.
/L/  Collateral to cover futures contracts.

See Notes to Financial Statements

Statement of Net Assets
Western Asset Core Plus Portfolio

September 30, 2000 (Unaudited)
(Amounts in Thousands)

-------------------------------------------------------------------------------------------------------------------

                                                     % of                  Maturity       Par/
                                                  Net Assets      Rate       Date        Shares        Value
                                                  -----------------------------------------------------------------
Long-Term Securities                                 102.4%

Corporate Bonds and Notes                             17.7%
Aerospace/Defense                                      0.5%
Lockheed Martin Corporation                                       8.500%    12/1/29    $    740     $      780
Raytheon Company                                                  6.750%    8/15/07         960            909
Raytheon Company                                                  7.200%    8/15/27          20             18
The Boeing Company                                                6.625%    2/15/38          10              9
                                                                                                    ----------
                                                                                                         1,716

Auto Parts & Equipment                                 1.0%
American Axle & Manufacturing Holdings, Inc.                      9.750%     3/1/09          50             50
J. L. French Automotive Casting                                  11.500%     6/1/09          50             37
Lear Corporation                                                  7.960%    5/15/05         210            200
Tenneco Automotive Inc.                                          11.625%   10/15/09         192            123
TRW Inc.                                                          7.090%    3/25/02       1,000            999/C/
Visteon Corporation                                               8.250%     8/1/10       1,880          1,877
                                                                                                    ----------
                                                                                                         3,286

Automotive                                             0.4%
Ford Motor Company                                                7.450%    7/16/31       1,300          1,202
                                                                                                    ----------

Banking and Finance                                    6.1%
Abbey National Capital Trust I                                    8.963%   12/29/49         340            342/G/
Associates Corporation of North America                           6.960%     5/8/03         600            604/C/
Bank of America Corporation                                       7.125%    9/15/06       2,000          2,002
Bank One Capital III                                              8.750%     9/1/30       1,400          1,412
BNY Capital Trust                                                 7.970%   12/31/26       1,000            928
Dresdner Funding Trust I                                          8.151%    6/30/31         305            272/B/
Dryden Investor Trust                                             7.157%    7/23/08       1,894          1,814/B/
Ford Motor Credit Company                                         5.750%    2/23/04         480            460
Ford Motor Credit Company                                         7.875%    6/15/10       1,500          1,516
General Motors Acceptance Corporation                             5.850%    1/14/09       2,100          1,873
General Motors Acceptance Corporation                             7.750%    1/19/10         200            202
General Motors Acceptance Corporation                             0.000%    12/1/12       2,090            822/D/
Household Finance Corporation                                     8.000%     5/9/05       1,400          1,446
IBJ Preferred Capital Corp. LLC                                   8.790%   12/29/49       1,500          1,380/B,G/
J.P. Morgan Capital Trust                                         7.950%     2/1/27          20             18
KBC Bank Funding Trust III                                        9.860%   11/29/49         105            110/B,G/
Keycorp Institutional Capital B                                   8.250%   12/15/26         120            111
Lehman Brothers Holdings Inc.                                     6.250%     4/1/03         200            197
Lehman Brothers Holdings Inc.                                     7.000%    5/15/03         320            319
Lehman Brothers Holdings Inc.                                     7.250%   10/15/03         580            583
Mellon Capital II                                                 7.995%    1/15/27         100             93
Orion Power Holdings Inc.                                        12.000%     5/1/10         152            163/B/

Western Asset Core Plus Portfolio

September 30, 2000 (Unaudited)
(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------------------------

                                                                 % of                       Maturity           Par/
                                                              Net Assets       Rate           Date            Shares        Value
                                                              --------------------------------------------------------------------
Corporate Bonds and Notes (continued)
Banking and Finance (continued)
SB Treasury Company LLC                                                        9.400%         12/29/49     $    500   $    492/B,G/
Textron Financial Corporation                                                  6.964%          3/18/02        2,100      2,101/C/
Tokai Preferred Capital Company LLC                                            9.980%         12/29/49        1,000        985/B,G/
Zurich Capital Trust I                                                         8.376%           6/1/37          500        477/B/
                                                                                                                      --------
                                                                                                                        20,722
Building Materials                                                N.M.
American Standard Companies, Inc.                                              8.250%           6/1/09           28         27
American Standard Companies, Inc.                                              7.625%          2/15/10           19         18
Nortek, Inc.                                                                   8.875%           8/1/08           80         74
                                                                                                                      --------
                                                                                                                           119

Business Services                                                 0.3%
Cendant Corporation                                                            7.750%          12/1/03        1,100      1,077
                                                                                                                      --------

Cable                                                             1.0%
Adelphia Communications Corporation                                            7.875%           5/1/09           55         46
Adelphia Communications Corporation                                           10.875%          10/1/10          169        166
Cablevision Systems Corporation                                                8.125%          8/15/09          170        168
Century Communications Corp.                                                   8.875%          1/15/07           31         28
Charter Communication Holdings LLC                                             8.625%           4/1/09          293        262
Classic Cable Inc.                                                            10.500%           3/1/10           73         61
Continental Cablevision, Inc.                                                  9.000%           9/1/08        1,060      1,141
CSC Holdings Inc.                                                              8.125%          7/15/09           20         20
NTL Communications Corp.                                                       0.000%          10/1/08          102         65/G/
TCI Communications, Inc.                                                       6.375%           5/1/03           80         79
TCI Communications, Inc.                                                       7.875%          2/15/26          280        270
TCI Communications, Inc.                                                       7.125%          2/15/28        1,180      1,040
                                                                                                                      --------
                                                                                                                         3,346

Chemicals                                                         0.9%
Dow Chemical Company                                                           7.375%          11/1/29        1,280      1,239
E. I. du Pont de Nemours and Company                                           6.500%          1/15/28           50         44
Georgia Gulf Corporation                                                      10.375%          11/1/07          275        275
Huntsman ICI Holdings LLC                                                      0.000%         12/31/09          500        170/D/
Lyondell Chemical Company                                                      9.875%           5/1/07           30         29
Rohm and Haas Company                                                          7.850%          7/15/29        1,250      1,231
                                                                                                                      --------
                                                                                                                         2,988

Computer Services and Systems                                     0.3%
Electronic Data Systems Corporation                                            7.450%         10/15/29          900        877
                                                                                                                      --------

Construction and Machinery                                        N.M.
Terex Corporation                                                              8.875%           4/1/08          113        103
                                                                                                                      --------

Diversified Services                                              0.1%
Kansas City Southern Railway Company                                           9.500%          10/1/08          200        201/B/
                                                                                                                      --------

Western Asset Core Plus Portfolio

September 30, 2000 (Unaudited)
(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------------------------

                                                                 % of                       Maturity           Par/
                                                              Net Assets       Rate           Date            Shares        Value
                                                              --------------------------------------------------------------------
Corporate Bonds and Notes (continued)
Electric                                                         0.3%
Calpine Corporation                                                            7.750%         4/15/09     $     38    $     36
CMS Energy Corporation                                                         7.500%         1/15/09          327         292
Niagara Mohawk Power Corporation                                               7.750%         10/1/08          500         502
System Energy Resources, Inc.                                                  7.430%         1/15/11          123         118
The AES Corporation                                                            9.375%         9/15/10          100         101
The AES Corporation                                                            9.500%          6/1/09          108         110
                                                                                                                      --------
                                                                                                                         1,159

Energy                                                           N.M.
P&L Coal Holdings Corp.                                                        9.625%         5/15/08          180         176
                                                                                                                      --------

Engineering and Construction                                     N.M.
Washington Group International, Inc.                                          11.000%          7/1/10          150         152/B/
                                                                                                                      --------

Entertainment                                                    N.M.
The Walt Disney Company                                                        5.620%         12/1/08          100          90
                                                                                                                      --------

Environmental Services                                           0.2%
Allied Waste North America Incorporated                                       10.000%          8/1/09          250         217
Safety-Kleen Corp.                                                             9.250%         5/15/09           86           2/L/
Waste Management, Inc.                                                         7.125%        12/15/17          500         424
                                                                                                                      --------
                                                                                                                           643

Food, Beverage and Tobacco                                       1.1%
J. Seagram & Sons                                                              6.400%        12/15/03          550         539
J. Seagram & Sons                                                              6.800%        12/15/08           20          19
J. Seagram & Sons                                                              7.500%        12/15/18        1,240       1,214
J. Seagram & Sons                                                              7.600%        12/15/28          200         199
R.J. Reynolds Tobacco Holdings, Inc.                                           7.750%         5/15/06        1,080         971
R.J. Reynolds Tobacco Holdings, Inc.                                           7.875%         5/15/09          730         649
                                                                                                                      --------
                                                                                                                         3,591

Gaming                                                           0.1%
Horseshoe Gaming Holdings, Inc.                                                8.625%         5/15/09           90          89
International Game Technology                                                  8.375%         5/15/09           60          59
Isle of Capri Casinos Inc.                                                     8.750%         4/15/09          193         179
Park Place Entertainment Corporation                                           9.375%         2/15/07           83          85
Station Casinos, Inc.                                                          9.875%          7/1/10           74          74/B/
                                                                                                                      --------
                                                                                                                           486

Gas and Pipeline Utilities                                       0.1%
CMS Panhandle Holding Company                                                  7.000%         7/15/29          300         255
Pioneer Natural Resources Company                                              9.625%          4/1/10           31          33
                                                                                                                      --------
                                                                                                                           288

Western Asset Core Plus Portfolio

September 30, 2000 (Unaudited)
(Amounts in Thousands)

-----------------------------------------------------------------------------------------------------------------------------

                                                            % of                     Maturity        Par/
                                                         Net Assets     Rate           Date         Shares        Value
                                                         --------------------------------------------------------------------
Corporate Bonds and Notes (continued)

Health Care                                                 0.1%
HCA-The Healthcare Corporation                                          8.750%           9/1/10    $    250   $      255
Tenet Healthcare Corporation                                            8.125%          12/1/08         250          239
                                                                                                              ----------
                                                                                                                     494

Industrial                                                  N.M.
Scotia Pacific Company LLC                                              7.710%          1/20/14          20           13
                                                                                                              ----------

Industrial Services                                         0.1%
Blount International Inc.                                              13.000%           8/1/09         222          228
                                                                                                              ----------

Insurance (Life/Health)                                     0.2%
Conseco, Inc.                                                           8.750%           2/9/04       1,081          778
                                                                                                              ----------

Insurance (Multi-Line)                                      N.M.
Loews Corporation                                                       7.000%         10/15/23         150          125
                                                                                                              ----------

Insurance (Property/Casualty)                               0.1%
Ace Capital Trust II                                                    9.700%           4/1/30         360          378
                                                                                                              ----------

Lodging/Hotels                                              0.1%
HMH Properties, Inc.                                                    8.450%          12/1/08         268          256
                                                                                                              ----------

Media                                                       0.9%
EchoStar Communications Corporation                                     9.375%           2/1/09         104          102
News America Holdings Incorporated                                      7.750%           2/1/24          60           55
News America Holdings Incorporated                                      8.250%         10/17/96       1,100        1,013
News America Incorporated                                               7.125%           4/8/28         100           86
News America Incorporated                                               7.625%         11/30/28         270          242
News America Incorporated                                               6.750%           1/9/38         200          186
Time Warner Inc.                                                        8.375%          3/15/23         200          205
Time Warner Inc.                                                        6.625%          5/15/29       1,150          975
TV Guide Incorporated                                                   8.125%           3/1/09          80           81
                                                                                                              ----------
                                                                                                                   2,945

Retail                                                      0.5%
Wal-Mart Stores Inc.                                                    6.875%          8/10/09       1,800        1,785
                                                                                                              ----------

Telecommunications                                          1.6%
Adelphia Business Solutions Inc.                                       12.000%          11/1/07         151          102
AT&T Corp.                                                              9.650%          3/31/27       1,480        1,598
EchoStar Broadband Corporation                                         10.375%          10/1/07         130          130/B/
Focal Communications Corporation                                       11.875%          1/15/10         136          103
Level 3 Communications, Inc.                                            9.125%           5/1/08          82           71

Western Asset Core Plus Portfolio

September 30, 2000 (Unaudited)
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------

                                                            % of                     Maturity        Par/
                                                         Net Assets     Rate           Date         Shares        Value
                                                         ---------------------------------------------------------------------
Corporate Bonds and Notes (continued)
Telecommunications (continued)
Level 3 Communications, Inc.                                            0.000%        3/15/10      $    163   $         86/G/
McLeodUSA Incorporated                                                  8.125%        2/15/09           295            257
Metromedia Fiber Network Inc.                                          10.000%       12/15/09           106            100
Nextel Communications                                                   9.375%       11/15/09           250            245
NEXTLINK Communications, Inc.                                          10.750%         6/1/09           233            215
NTL Communications Corporation                                         11.875%        10/1/10           329            322/B/
Primus Telecommunications Group, Incorporated                          12.750%       10/15/09           108             57
PSINet Inc.                                                            10.500%        12/1/06            93             61
PSINet Inc.                                                            11.000%         8/1/09           232            151
Sprint Capital Corporation                                              7.010%        6/10/02         1,500          1,501/C/
VoiceStream Wireless Corporation                                       10.375%       11/15/09            88             94
Williams Communications Group, Inc.                                    10.875%        10/1/09           171            156
Williams Communications Group, Inc.                                    11.875%         8/1/10            71             67/B/
Winstar Communications Incorporated                                    12.750%        4/15/10           266            193/B/
                                                                                                              ------------
                                                                                                                     5,509
Transportation                                               1.7%
Avis Group Holdings, Inc.                                              11.000%         5/1/09            85             93
Burlington Northern Santa Fe Corporation                                6.375%       12/15/05           360            345
Consolidated Rail Corporation                                           7.875%        5/15/43           210            191
CSX Corporation                                                         7.238%        2/11/02         2,000          1,999/C/
CSX Corporation                                                         6.250%       10/15/08           570            517
CSX Corporation                                                         7.900%         5/1/17           500            493
Norfolk Southern Corporation                                            7.800%        5/15/27           200            192
Union Pacific Corporation                                               7.125%         2/1/28         2,000          1,778
Worldwide Flight Services Incorporated                                 12.250%        8/15/07            71             41
                                                                                                              ------------
                                                                                                                     5,649

Total Corporate Bonds and Notes
 (Identified Cost $62,819)                                                                                          60,382
------------------------------------------------------------------------------------------------------------------------------
Asset-backed Securities                                     10.1%
Fixed-rate Securities                                        5.1%
Americredit Automobile Receivables Trust                                6.410%        2/12/02            52             52
Americredit Automobile Receivables Trust                                6.970%        1/12/04         2,700          2,701
ANRC Auto Owner Trust                                                   6.540%       11/15/02           148            148
Arcadia Automobile Receivables Trust                                    5.715%        7/15/02            35             35
Blackrock Capital Finance L.P.                                          7.220%       11/25/28            88             87
Chevy Chase Home Loan Trust                                             7.150%        5/15/15            66             65
Commercial Mortgage Asset Trust                                         7.546%       12/17/09           330            334
Conseco Finance Home Loan Trust                                         6.980%        6/15/11         3,100          3,094
Conseco Finance Home Loan Trust                                         7.960%         2/1/32         1,900          1,900
FFCA Secured Lending Corporation                                        6.370%       10/18/08           273            263/B/
Green Tree Home Improvement Loan Trust                                  6.320%        8/15/08            32             32

Western Asset Core Plus Portfolio

September 30, 2000 (Unaudited)
(Amounts in Thousands)

-------------------------------------------------------------------------------------------------------------------------------

                                                              % of                         Maturity       Par/
                                                           Net Assets      Rate              Date        Shares         Value
                                                           --------------------------------------------------------------------
Asset-backed Securities (continued)
Fixed-rate Securities (continued)
Green Tree Home Improvement Loan Trust                                     7.400%           2/15/26    $  1,000      $     622
LB-UBS Commercial Mortgage Trust                                           7.950%           1/15/10       1,600          1,680
Onyx Acceptance Auto Trust                                                 6.180%           4/15/02       1,244          1,241
WFS Financial Owner Trust                                                  6.411%           7/20/02       2,774          2,773
WFS Financial Owner Trust                                                  7.010%           8/20/03       2,600          2,606
                                                                                                                     ---------
                                                                                                                        17,633

Indexed Securities/C/                                         4.80%
BA Master Credit Card Trust                                                6.751%           8/15/03         100            100
Bank of America Auto Loan Backed                                           6.895%           3/25/02       1,900          1,900/B/
Centex Home Equity 2000-C                                                  6.861%          10/25/30       1,400          1,400
Chase Funding Mortgage Loan Asset-Backed                                   6.902%           5/25/30          98             98
Green Tree Recreational, Equipment & Consumer Trust 1997-D                 6.769%           3/15/29          53             53
Greenpoint Manufactured Housing                                            6.720%          11/21/10       3,300          3,300
Keycorp Student Loan Trust                                                 6.780%           7/25/08       2,800          2,794
Korea Asset Funding Ltd.                                                   8.891%           2/10/09         900            906/A,B/
Mellon Bank Credit Card Master Trust                                       6.791%           4/15/03         100            100
Residential Funding Mortgage Securities II                                 6.730%           3/25/09       2,800          2,797
Sequoia Mortgage Trust                                                     6.990%           4/22/25          90             90
SLM Student Loan Trust 1998-2                                              6.665%           4/25/07         213            212
The Money Store Home Equity Trust                                          6.721%          10/15/26           5              6
Washington Mutual                                                          6.911%           6/25/24          52             52
World Omni Automobile Lease Securitization                                 6.871%           2/15/02       2,500          2,501
                                                                                                                     ---------
                                                                                                                        16,309

Stripped Securities/H/                                         0.2%
Countrywide Funding Corp                                                   0.000%          10/25/23          77             49/2/
Diversified REIT Trust                                                     0.772%            3/8/10      16,000            630/1/
                                                                                                                     ---------
                                                                                                                           679

Total Asset-backed Securities
 (Identified Cost $34,679)                                                                                              34,621
------------------------------------------------------------------------------------------------------------------------------
Mortgage-backed Securities                                     3.0%
Fixed-rate Securities                                          1.9%
CAPCO America Securitization Corporation                                   6.260%           9/15/08       3,200          3,031
Criimi Mae Commercial Mortgage Trust                                       7.000%            3/2/11          30             28/B/
GMAC Commercial Mortgage Security Incorporated                             6.945%           9/15/33       1,000            986
Nomura Asset Securities Corporation                                        6.590%           3/17/28       2,554          2,480
Nomura Asset Securities Corporation                                        7.120%           4/13/36          80             80
                                                                                                                     ---------
                                                                                                                         6,605

Indexed Securities/C/                                          1.0%
JP Morgan Commercial Mortgage Finance Corporation                          6.903%           4/15/10         690            690/B/
Medallion Trust                                                            6.879%          12/18/31       2,700          2,701
                                                                                                                     ---------
                                                                                                                         3,391

Western Asset Core Plus Portfolio

September 30, 2000 (Unaudited)
(Amounts in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------

                                                         % of                       Maturity             Par/
                                                      Net Assets          Rate        Date              Shares          Value
                                                      -----------------------------------------------------------------------------
Mortgage-backed Securities (continued)
Variable-Rate Securities/M/                              0.1%
Securitized Asset Sales, Inc.                                            7.194%        8/25/33          $    166       $    165
                                                                                                                       --------

Total Mortgage-backed Securities
 (Identified Cost $10,080)                                                                                               10,161
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations                  24.8%
Fixed-rate Securities                                   13.5%
Fannie Mae                                                               7.125%        2/15/05                80             82
Fannie Mae                                                               5.750%        2/15/08               100             94
Fannie Mae                                                               6.210%         8/6/38               360            324
Freddie Mac                                                              6.625%        9/15/09                60             59
Freddie Mac                                                              6.875%        9/15/10               120            121
Freddie Mac                                                              6.750%        9/15/29                40             39
Tennessee Valley Authority                                               5.375%       11/13/08               300            273
Tennessee Valley Authority                                               6.750%        11/1/25             2,270          2,211
Tennessee Valley Authority                                               7.125%         5/1/30               840            860
United States Treasury Bonds                                            11.875%       11/15/03               730            849
United States Treasury Bonds                                             5.750%        8/15/10               160            159
United States Treasury Bonds                                             8.000%       11/15/21               155            189
United States Treasury Bonds                                             5.250%       11/15/28            20,105         18,019
United States Treasury Bonds                                             5.250%        2/15/29            20,000         17,966
United States Treasury Bonds                                             6.125%        8/15/29             4,570          4,668
                                                                                                                       --------
                                                                                                                         45,913

Indexed Securities/C/                                   11.2%
United States Treasury Inflation-Indexed Security                        4.250%        1/15/10             1,426          1,456/F/
United States Treasury Inflation-Indexed Security                        3.625%        4/15/28            20,480         19,456/F/
United States Treasury Inflation-Indexed Security                        3.875%        4/15/29            17,387         17,256/F/
                                                                                                                       --------
                                                                                                                         38,168

Stripped Securities/H/                                   0.1%
United States Treasury Bonds                                             0.000%        5/15/17               720            262/2/
United States Treasury Bonds                                             0.000%       11/15/21               290             81/2/
                                                                                                                       --------
                                                                                                                            343
Total U.S. Government and Agency Obligations
 (Identified Cost $84,892)                                                                                               84,424
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-
 backed Securities                                      33.9%
Fixed-rate Securities                                   33.8%
Fannie Mae                                                               6.500%   5/1/14 to 10/1/29       19,836         19,057
Fannie Mae                                                               7.000%  10/1/15 to 10/1/30        5,800          5,682/E/
Fannie Mae                                                               9.500%       11/1/21                 13             14
Fannie Mae                                                               6.000%   3/1/28 to 7/1/29        12,184         11,383

Western Asset Core Plus Portfolio

September 30, 2000 (Unaudited)
(Amounts in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                                                            % of                     Maturity           Par/
                                                         Net Assets     Rate           Date            Shares         Value
                                                         --------------------------------------------------------------------------
U.S. Government Agency Mortgage-
   backed Securities (continued)

Fixed-rate Securities (continued)
Fannie Mae                                                              7.500%        11/1/29          $    862     $     861
Fannie Mae                                                              6.000%        10/1/30            15,000        14,006/E/
Fannie Mae                                                              6.500%        10/1/30            11,100        10,653/E/
Fannie Mae                                                              7.500%        10/1/30            10,400        10,374/E/
Fannie Mae                                                              8.000%        10/1/32             1,400         1,418/E/
Freddie Mac                                                             5.500%        12/1/13               776           734
Freddie Mac                                                             7.000%         4/1/29               492           483
Freddie Mac                                                             6.500%         7/1/29            10,235         9,844
Government National Mortgage Association                                9.500%  1/15/06 to 12/15/10         211           220
Government National Mortgage Association                                7.500%  3/15/23 to 7/15/28        3,762         3,775
Government National Mortgage Association                                7.000%  7/15/23 to 12/15/28       9,679         9,544
Government National Mortgage Association                                6.500%  8/15/28 to 9/15/28        1,590         1,532
Government National Mortgage Association                                6.500%        10/1/30            14,680        14,139/E/
Government National Mortgage Association                                7.000%        10/1/30             1,500         1,477/E/
Government National Mortgage Association                                8.000%        10/1/30               100           102/E/
                                                                                                                    ---------
                                                                                                                      115,298

Stripped Securities/H/                                      0.1%
Financing Corporation                                                   0.000%          4/5/19              320            95/2/
Resolution Funding Corporation                                          0.000%        10/15/19              140            42/2/
Resolution Funding Corporation                                          0.000%         4/15/30              770           124/2/
                                                                                                                    ---------
                                                                                                                          261

Total U.S. Government Agency
   Mortgage-backed Securities
   (Identified Cost $115,728)                                                                                         115,559
-----------------------------------------------------------------------------------------------------------------------------------
Yankee Bonds/A/                                             9.1%
Banking and Finance                                         1.6%
Bayerische Hypotheken-und Vereinsbank AG                                8.741%         6/30/31              100            95/B/
Diageo Capital plc                                                      6.625%         6/24/04            1,400         1,378
HSBC Capital Funding LP                                                 9.547%        12/31/49              400           424/B,G/
HSBC Capital Funding LP                                                10.176%        12/31/49              920         1,014/B,G/
PDVSA Finance Limited 1999-K                                            9.950%         2/15/20               60            59
Petrozuata Finance, Inc.                                                8.220%          4/1/17            1,150           952/B/
Royal Bank of Scotland Group plc                                        8.817%         3/31/49              230           240
Finance Aruba AEC                                                       8.350%         7/15/09              330           329
The Bank of Tokyo-Mitsubishi, Ltd.                                      8.400%         4/15/10              875           891
                                                                                                                    ---------
                                                                                                                        5,382
Cable                                                       N.M.
United Pan-Europe Communications N.V.                                  10.875%          8/1/09               95            81
United Pan-Europe Communications N.V.                                   0.000%          2/1/10              130            59/G/
                                                                                                                    ---------
                                                                                                                          140

Western Asset Core Plus Portfolio

September 30, 2000 (Unaudited)
(Amounts in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------

                                                     % of                             Maturity          Par/
                                                  Net Assets           Rate             Date           Shares           Value
                                                  ---------------------------------------------------------------------------------
Yankee Bonds (continued)
Chemicals                                             N.M.
Avecia Group plc                                                      11.000%           7/1/09        $    100        $    99
                                                                                                                      -------

Electronics                                            0.1%
Flextronics International Ltd.                                         9.875%           7/1/10             238            245/B/
                                                                                                                      -------

Foreign Governments                                    5.4%
Argentine Republic                                                     0.000%         10/15/01              30             28/D/
Argentine Republic                                                     0.000%         10/15/02             170            141/D/
Argentine Republic                                                     0.000%         10/15/03              50             37/D/
Argentine Republic                                                     0.000%         10/15/04             560            355/D/
Argentine Republic                                                     7.375%          3/31/05             832            763/C/
Argentine Republic                                                    11.375%          3/15/10           1,250          1,144
Federative Republic of Brazil                                          8.000%          4/15/14             191            146/T/
Federative Republic of Brazil                                         11.000%          8/17/40           3,246          2,594
Quebec Province                                                        7.500%          9/15/29             666            665
Republic of Bulgaria                                                   7.750%          7/28/11             685            524/C/
Republic of Colombia                                                  11.750%          2/25/20             840            704
Republic of Korea                                                      8.875%          4/15/08              10             10
Republic of Panama                                                     7.750%          7/17/16             822            653/C/
Republic of Panama                                                    10.750%          5/15/20             620            610
Republic of Peru                                                       4.500%           3/7/17              90             55/B,G/
Republic of Peru                                                       4.500%           3/7/17             750            470/B,G/
Republic of Poland                                                     6.000%         10/27/14             830            773/G/
Republic of Poland                                                     6.000%         10/27/14              81             75/G/
Republic of the Philippines                                            9.500%         10/21/24             620            590
Republic of the Philippines                                            9.875%          1/15/19             930            756
Republic of the Philippines                                           10.625%          3/16/25             265            224
Republic of Turkey                                                    11.875%          1/15/30             420            418
United Mexican States                                                  6.250%         12/31/19             550            491
United Mexican States                                                 10.375%          2/17/09             940          1,024
United Mexican States                                                 10.375%          2/17/09             210            229
United Mexican States                                                 11.500%          5/15/26           4,025          4,890
                                                                                                                      -------
                                                                                                                       18,369

Oil and Gas                                            0.3%
Petroleos Mexicanos                                                    9.030%          2/15/11              50             52/B/
YPF Sociedad Anonima                                                   7.750%          8/27/07           1,000            960
                                                                                                                      -------
                                                                                                                        1,012

Telecommunications                                     1.6%
360networks Inc.                                                      13.000%           5/1/08             196            179
360networks Inc.                                                      12.000%           8/1/09              50             45
Global Crossing Holdings Limited                                       9.500%         11/15/09             130            129

Western Asset Core Plus Portfolio



September 30, 2000 (Unaudited)
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------------
                                                              % of                         Maturity       Par/
                                                           Net Assets           Rate         Date        Shares          Value
                                                       -----------------------------------------------------------------------------
Yankee Bonds (continued)

Telecommunications (continued)
Koninklijke (Royal) KPN NV                                                     8.375%       10/1/30      $    410       $   409/B/
Marconi Corporation PLC                                                        8.375%       9/15/30           500           495
RSL Communications PLC                                                        12.875%        3/1/10           100            25
Telefonica de Argentina S A                                                   11.875%       11/1/04         3,000         3,113
Telefonica Europe BV                                                           8.250%       9/15/30           935           954
                                                                                                                        -------
                                                                                                                          5,349
Utilities                                                     0.1%
Korea Electric Power Corporation                                               7.750%        4/1/13           600           568
                                                                                                                        -------

Total Yankee Bonds
 (Identified Cost $30,969)                                                                                               31,164
------------------------------------------------------------------------------------------------------------------------------------
Foreign Government Obligations                                3.1%
Fixed-rate Securities                                         3.1%
Commonwealth of Australia                                                      7.500%       9/15/09         5,560/R/      3,275
Federal Republic of Germany                                                    5.625%        1/4/28           860/Q/        758
Hellenic Republic                                                              6.300%       1/29/09       590,000/S/      1,562
Italian Republic                                                               5.250%       11/1/29         2,175/O/      1,742
Italian Republic                                                               6.000%        5/1/31         1,350/O/      1,207
Republic of Poland                                                             8.500%      10/12/04         4,170/P/        724
Republic of Poland                                                             8.500%       2/12/05         7,750/P/      1,346
                                                                                                                        -------
                                                                                                                         10,614
Total Foreign Government Obligations
 (Identified Cost $11,015)                                                                                               10,614
------------------------------------------------------------------------------------------------------------------------------------
Foreign Corporate Bonds                                       0.4%
Banking and Finance                                           0.4%
AB Spintab                                                                     5.500%       9/17/03         6,000/N/        626
Statens Bostadsfinansier AB                                                    5.500%      10/15/03         8,500/N/        885
                                                                                                                        -------
                                                                                                                          1,511
Total Foreign Corporate Bonds
 (Identified Cost $1,622)                                                                                                 1,511
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks                                              0.3%
Home Ownership Funding Corporation                                            13.331%                    N.M. shs           225/B,G/
Home Ownership Funding Corporation II                                         13.338%                      1                700/B,G/
                                                                                                                        -------
                                                                                                                            925
Total Preferred Stocks
 (Identified Cost $971)                                                                                                     925
------------------------------------------------------------------------------------------------------------------------------------
Warrants                                                      N.M.
Worldwide Flight Services Incorporated (Identified Cost $N.M.)                                           N.M. wts          N.M.

Total Long-Term Securities
 (Identified Cost $352,775)                                                                                             349,361
------------------------------------------------------------------------------------------------------------------------------------

Western Asset Core Plus Portfolio



September 30, 2000 (Unaudited)
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------------
                                                              % of                         Maturity       Par/
                                                           Net Assets           Rate         Date        Shares          Value
                                                       -----------------------------------------------------------------------------
Short-Term Securities                                       14.3%
Corporate Bonds and Notes                                    0.5%
Hercules Trust VI                                                               9.11%      12/29/00    $    750     $       750/B,C/
Unilever Capital Corp.                                                         6.683%        9/7/01       1,100           1,100/B,C/
                                                                                                                    -----------
                                                                                                                          1,850
U.S. Government and Agency Obligations                       0.4%
Fannie Mae                                                                      0.00%       11/1/00         300             298/D,K/
Fannie Mae                                                                      0.00%       11/9/00         200             199/D,K/
Freddie Mac                                                                     0.00%       11/9/00         800             794/D,K/
Freddie Mac                                                                     0.00%       11/9/00         100              99/D,K/
                                                                                                                    -----------
                                                                                                                          1,390
Repurchase Agreements                                       13.4%
Lehman Brothers, Inc.
     6.63% dated 09/29/00, to be repurchased at
     $45,762 on 10/02/00 (Collateral: $21,500
     Fannie Mae Medium-term Note, 6.15%
     due 08/18/08, value $19,966; $20,000
     Federal Home Loan Bank Bond, 6.70% due 7/05/13,
     value $18,870; $8,030 Fannie Mae Medium-term
     Note, 5.68% due 02/02/04, value $7,815)                                                             45,737          45,737
                                                                                                                    -----------
Options Purchased/I/                                        N.M.
Eurodollar Futures Put,December 2000,
     Strike Price $93.50                                                                                     65/J/           13
Eurodollar Futures Put,March 2000,
     Strike Price $93.50                                                                                    315/J/           55
Eurodollar Midcurve Futures Put,October
     2000, Strike Price $93.25                                                                              150/J/            2
                                                                                                                    -----------
                                                                                                                             70

Total Short-Term Securities
     (Identified Cost $49,074)                                                                                           49,047
------------------------------------------------------------------------------------------------------------------------------------
Total Investments                                          116.7%
     (Identified Cost $401,849)                                                                                     $   398,408
Other Assets Less Liabilities                              (16.7)%                                                      (57,126)
                                                                                                                    -----------
Net Assets Consisting of:
Accumulated paid-in capital applicable to 35,587 shares outstanding                                    $347,518
Undistributed net investment income                                                                         149
Accumulated net realized gain/(loss) on investments, options and futures                                 (3,337)
Unrealized appreciation/(depreciation) of investments, options and futures                               (3,048)
                                                                                                       --------

Net Assets                                                 100.0%                                                   $   341,282
                                                                                                                    ===========
Net Asset Value Per Share                                                                                           $      9.59
                                                                                                                    ===========

Western Asset Core Plus Portfolio


September 30, 2000 (Unaudited)
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Actual              Appreciation/
                                                                           Expiration          Contracts           (Depreciation)
                                                                        ------------------------------------------------------------

Futures Contracts Purchased/I/
Fannie Mae Agency Bond Futures                                             December 00               617                    $335
U.S. Treasury Bond Futures                                                 December 00                 5                       1
                                                                                                                            ----
                                                                                                                            $336

Futures Contracts Written/I/
U.S. Treasury Bond Futures                                                 December 00               233                    $ 40
U.S. Treasury Note Futures                                                 December 00               625                     (56)
                                                                                                                            ----
                                                                                                                            $(16)

Options Written/I/
PLN Call/EUR Put, November, 2000, Strike Price EUR 3.85                    November 00           750,000                    $  2
U.S. Treasury Bond Futures Call, Strike Price $100                          October 00                48                      11
U.S. Treasury Bond Futures Call, Strike Price $102                          October 00                23                      14
U.S. Treasury Bond Futures Call, Strike Price $102                         November 00               182                      59
U.S. Treasury Note Futures Call, Strike Price $100                         November 00                25                      (5)
U.S. Treasury Note Futures Call, Strike Price $102                         November 00                64                      11
U.S. Treasury Bond Futures Put, Strike Price $92                           November 00                17                       7
U.S. Treasury Bond Futures Put, Strike Price $94                           November 00                76                      49
U.S. Treasury Bond Futures Put, Strike Price $97                           November 00                71                      (3)
U.S. Treasury Bond Futures Put, Strike Price $98                           November 00                33                     (12)
U.S. Treasury Note Futures Put, Strike Price $97                           November 00                10                       4
U.S. Treasury Note Futures Put, Strike Price $99                           November 00                32                       5
U.S. Treasury Bond Futures Put, Strike Price $94                           February 01                20                      (3)
                                                                                                                            ----
                                                                                                                            $139
------------------------------------------------------------------------------------------------------------------------------------

/A/ Yankee Bond -- A dollar-denominated bond issued in the U.S. by foreign entities.
/B/ Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. This represents 5.03% of net assets.
/C/ Indexed Security -- The rates of interest earned on these securities are tied to the London Interbank Offered Rate (LIBOR), Consumer Price Index
     (CPI),or the One Year Treasury constant Maturity Rate.
/D/ Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
/E/ When-issued security -- Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
/F/ U.S. Treasury Inflation-Indexed Security -- U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
/G/ Stepped-coupon security -- A security with a predetermined schedule of interest or dividend rate change.
/H/ Stripped Security -- Security with interest-only or principal-only payment streams, denoted by the superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
/I/ Options and Futures are described in more detail in the notes to financial statements.
/J/  Represents actual number of contracts.
/K/  Collateral to cover futures contracts.
/L/  Bond is in default at September 30, 2000.
/M/ The coupon rates shown on variable-rate securities are the rates at September 30, 2000. These rates vary with the weighted average coupon of the underlying loans.
/N/  Denominated in Swedish Krona.
/O/  Denominated in Italian Lira.
/P/  Denominated in Polish Zloty.
/Q/  Denominated in German Marks.
/R/  Denominated in Australian Dollars.
/S/  Denominated in Greek Drachmas.
/T/ Front Loaded Interest Reduction Bond (FLIRB) - Security pays a portion of the coupon in cash and a portion is capitalized as an increase in par value.

See Notes to Financial Statements

Statement of Net Assets
Western Asset Intermediate Portfolio

September 30, 2000 (Unaudited)
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  % of                        Maturity       Par/
                                                               Net Assets     Rate              Date        Shares       Value
                                                            ------------------------------------------------------------------------
Long-Term Securities                                              88.4%

Corporate Bonds and Notes                                         28.3%
Aerospace/Defense                                                  1.2%
Lockheed Martin Corporation                                                  8.200%           12/1/09      $ 3,690     $ 3,864
Lockheed Martin Corporation                                                  8.500%           12/1/29          180         190
Raytheon Company                                                             6.500%           7/15/05          990         947
                                                                                                                       -------
                                                                                                                         5,001

Auto Parts & Equipment                                             0.7%
TRW Inc.                                                                     7.090%           3/25/02        3,000       2,997/C/
                                                                                                                       -------

Banking and Finance                                                8.7%
Bank of America Corporation                                                  6.375%           5/15/05          300         291
Bayerische Landesbank NY                                                     5.650%            2/1/09          360         323
Chase Manhattan Corporation                                                  7.336%            8/1/28        1,270       1,206/C/
Dryden Investor Trust                                                        7.157%           7/23/08        4,305       4,122/B/
Ford Motor Credit Company                                                    5.750%           2/23/04        2,880       2,760
Ford Motor Credit Company                                                    7.375%          10/28/09        4,000       3,908
General Motors Acceptance Corporation                                        6.150%            4/5/07          600         560
Heller Financial, Inc.                                                       6.500%           11/1/01        2,900       2,876
Household Finance Corporation                                                5.875%           9/25/04        1,600       1,535
J.P. Morgan & Company, Inc.                                                  8.080%           2/15/12        1,190       1,029/C/
Lehman Brothers Holdings Inc.                                                7.125%           7/15/02          300         300
Lehman Brothers Holdings Inc.                                                7.500%            9/1/06        3,120       3,114
Lehman Brothers Holdings Inc.                                                8.250%           6/15/07        2,360       2,444
National Westminster Bancorp                                                 9.375%          11/15/03          290         309
NationsBank Capital Trust III                                                7.284%           1/15/27        1,300       1,218/C/
Norwest Financial, Inc.                                                      6.700%           9/22/04        3,680       3,629
Salomon Incorporated                                                         6.250%           5/15/03          300         295
Salomon Smith Barney                                                         6.250%           1/15/05        2,150       2,079
SB Treasury Company LLC                                                      9.400%          12/29/49        3,580       3,523/B,G/
United States Leasing International                                          8.750%           12/1/01          500         509
                                                                                                                       -------
                                                                                                                        36,030
Business Services                                                  1.4%
Cendant Corporation                                                          3.000%           2/15/02        3,000       2,753/M/
Cendant Corporation                                                          7.750%           12/1/03        3,200       3,133
                                                                                                                       -------
                                                                                                                         5,886

Cable                                                              0.9%
TCI Communications, Inc.                                                     8.000%            8/1/05          700         719
TCI Communications, Inc.                                                     7.610%           10/4/05        3,060       3,069
                                                                                                                       -------
                                                                                                                         3,788

Western Asset Intermediate Portfolio

September 30, 2000 (Unaudited)
(Amounts in Thousands)

-------------------------------------------------------------------------------------------------------------------------------
                                                               % of                    Maturity         Par/
                                                            Net Assets     Rate          Date          Shares          Value
                                                            -------------------------------------------------------------------
Corporate Bonds and Notes (continued)
Chemicals                                                      1.3%
Dow Chemical Company                                                      7.375%        11/1/29        $   260       $     252
Rohm and Haas Company                                                     6.950%        7/15/04          4,930           4,913
                                                                                                                     ---------
                                                                                                                         5,165
Environmental Services                                         0.8%
Waste Management, Inc.                                                    6.375%        12/1/03            600             568
Waste Management, Inc.                                                    7.000%       10/15/06          2,700           2,530
                                                                                                                     ---------
                                                                                                                         3,098
Food, Beverage and Tobacco                                     2.5%
J. Seagram & Sons                                                         6.400%       12/15/03          4,670           4,576
Philip Morris Companies, Inc.                                             6.950%         6/1/06          2,000           1,986
R.J. Reynolds Tobacco Holdings, Inc.                                      7.750%        5/15/06          4,020           3,612
                                                                                                                     ---------
                                                                                                                        10,174
Gaming                                                         1.3%
MGM Mirage, Inc.                                                          8.500%        9/15/10          5,300           5,296
                                                                                                                     ---------
Media                                                          2.8%
News America Holdings Incorporated                                        8.500%        2/23/25          4,640           4,845
Time Warner Inc.                                                          7.750%        6/15/05          1,000           1,025
Time Warner Inc.                                                          9.125%        1/15/13          2,000           2,244
Time Warner Inc.                                                          7.250%       10/15/17          3,440           3,250
                                                                                                                     ---------
                                                                                                                        11,364
Oil and Gas                                                    0.8%
Phillips Petroleum Company                                                8.750%        5/25/10          2,900           3,168
                                                                                                                     ---------
Paper and Forest Products                                      0.6%
International Paper Company                                               8.125%         7/8/05          2,360           2,438/B/
                                                                                                                     ---------
Retail                                                         0.2%
Wal-Mart Stores, Inc.                                                     7.550%        2/15/30            700             722
                                                                                                                     ---------
Telecommunications                                             1.4%
AT&T Corp.                                                                7.750%         3/1/07            950             975
MCI Worldcom, Inc.                                                        6.400%        8/15/05            600             584
Southwestern Bell Telephone Company                                       6.250%         7/7/05          1,410           1,370
Sprint Capital Corporation                                                7.010%        6/10/02          2,000           2,001/C/
Sprint Capital Corporation                                                5.700%       11/15/03            400             383
US West Communications Incorporated                                       7.200%        11/1/04            600             599
                                                                                                                     ---------
                                                                                                                         5,912

Western Asset Intermediate Portfolio

September 30, 2000 (Unaudited)
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------------
                                                                % of                   Maturity        Par/
                                                             Net Assets      Rate        Date         Shares          Value
                                                             -----------------------------------------------------------------------
Corporate Bonds and Notes (continued)
Transportation                                                  3.7%
CSX Corporation                                                            5.850%       12/1/03      $ 5,000       $  4,781
Norfolk Southern Corporation                                               6.950%        5/1/02          300            299
Norfolk Southern Corporation                                               7.350%       5/15/07        1,730          1,717
TTX Co.                                                                    7.820%       7/21/03        4,400          4,510/B/
Union Pacific Corporation                                                  6.700%       12/1/06        4,030          3,856
Union Pacific Corporation                                                  7.250%       11/1/08          250            245
                                                                                                                   --------
                                                                                                                     15,408
Total Corporate Bonds and Notes
  (Identified Cost $116,686)                                                                                        116,447
------------------------------------------------------------------------------------------------------------------------------------
Asset-backed Securities                                         7.4%
Fixed-rate Securities                                           6.2%
ARG Funding Corporation                                                    6.020%       5/20/05        3,760          3,689
Bridgestone/Firestone Master Trust                                         6.170%        7/1/03          717            717
Chevy Chase 1997-A                                                         7.650%      12/20/07          627            613
Chevy Chase Home Loan Trust                                                7.150%       5/15/15          426            422
Contimortgage Home Equity Loan Trust                                       6.420%       4/25/14          968            963
CPS Auto Grantor Trust                                                     6.300%       8/15/02          194            193
CS First Boston Mortgage Securities Corporation                            6.620%       9/25/09        1,092          1,085
Fleetwood Credit Corp. Grantor Trust                                       6.750%       3/15/10        1,910          1,904
Green Tree Home Improvement Loan Trust                                     6.320%       8/15/08          193            192
Green Tree Recreational, Equipment and Consumer Trust 1998-C               6.700%       2/15/14        7,000          6,791
Guaranteed Export Certificates                                             6.130%       6/15/04          941            931
Household Automotive Trust V                                               7.210%      10/15/02        4,000          4,019
Lehman FHA Title 1 Loan Trust                                              7.710%       8/25/17          768            774
Long Beach Acceptance Auto Grantor Trust                                   6.690%       9/25/04          176            173/B/
Mego Mortgage Home Loan Trust                                              7.275%       9/25/16          457            457
Mego Mortgage Home Loan Trust                                              7.170%       5/25/23        1,118          1,114
Merrill Lynch Mortgage Investors, Inc.                                     9.650%       9/15/10        1,351          1,334
                                                                                                                   --------
                                                                                                                     25,371
Indexed Securities/C/                                           0.2%
Lehman Home Equity Loan Trust                                              6.851%      12/15/27          447            447
SLM Student Loan Trust 1998-2                                              6.665%       4/25/07          437            436
                                                                                                                   --------
                                                                                                                        883
Stripped Securities/H/                                          0.2%
Conseco Finance Securitizations                                            7.000%      12/15/29        5,770            344/1/
Delta Funding Home Equity Loan Trust                                       6.000%       3/15/02        3,187            169/1/
Delta Funding Home Equity Loan Trust                                       6.000%       7/15/02        3,837            287/1/
                                                                                                                   --------
                                                                                                                        800

Western Asset Intermediate Portfolio

September 30, 2000 (Unaudited)
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------------
                                                                   % of                   Maturity          Par/
                                                                Net Assets      Rate        Date          Shares        Value
                                                                --------------------------------------------------------------------
Asset-backed Securities (continued)
Variable-Rate Securities/K/                                        0.8%
Long Beach Asset Holdings Corp NIM Trust 2000-2                               8.250%       9/21/07      $ 2,410      $  2,392
PSC Grantor Trust                                                             6.290%        6/8/05          786           786/B/
                                                                                                                     --------
                                                                                                                        3,178
Total Asset-backed Securities
 (Identified Cost $31,069)                                                                                             30,232
------------------------------------------------------------------------------------------------------------------------------------
Mortgage-backed Securities                                         5.6%
Fixed-rate Securities                                              4.1%
Asset Securitization Corporation                                              6.720%      11/12/26        1,653         1,650
Asset Securitization Corporation                                              6.920%       2/14/29        1,133         1,122
CS First Boston Mortgage Securities Corp.                                     6.480%       5/17/08        6,200         5,959
DLJ Mortgage Acceptance Corp.                                                 6.860%      11/12/21        1,239         1,237/B/
Keystone Owner Trust                                                          6.390%       1/25/13        1,010         1,003/B/
Merit Securities Corporation                                                  7.040%      12/28/33          459           457
Merrill Lynch Mortgage Investors, Inc.                                        6.310%      11/15/26        1,648         1,610
Merrill Lynch Mortgage Investors, Inc.                                        6.690%      11/21/28        1,110         1,104
Metropolitan Asset Funding, Inc.                                              6.950%       4/20/08        1,589         1,580
Nomura Asset Securities Corporation                                           7.120%       4/13/36        1,000         1,001
                                                                                                                     --------
                                                                                                                       16,723
Indexed Securities/C/                                              1.0%
Sasco Commercial Mortgage Trust                                               6.854%      10/21/02        3,851         3,851/B/
Westpac Securitisation Trust                                                  6.890%       5/19/30          268           268
                                                                                                                     --------
                                                                                                                        4,119
Stripped Securities/H/                                             0.2%
CMC Securities Corporation III                                                0.000%       2/25/09          382           298/2/
FFCA Secured Lending Corporation                                              1.053%       7/18/15       15,303           595/B,1/
Securitized Asset Sales, Inc.                                                 0.000%      12/25/10          184           139/2/
                                                                                                                     --------
                                                                                                                        1,032
Variable-Rate Securities/K/                                        0.3%
Housing Securities Inc.                                                       7.213%      11/25/26          389           389/B/
Resolution Trust Corporation                                                  8.731%       3/25/21           58            57
Resolution Trust Corporation                                                  7.051%       5/25/29          142           141
Resolution Trust Corporation                                                  7.735%       9/25/29          391           389
Resolution Trust Corporation                                                  8.145%       9/25/29           54            54
Resolution Trust Corporation                                                  7.447%      12/25/29          214           213
Securitized Asset Sales, Inc.                                                 7.194%       8/25/33           42            41
                                                                                                                     --------
                                                                                                                        1,284
Total Mortgage-backed Securities
  (Identified Cost $23,208)                                                                                            23,158
------------------------------------------------------------------------------------------------------------------------------------

Western Asset Intermediate Portfolio

September 30, 2000 (Unaudited)
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------------
                                                                   % of                  Maturity            Par/
                                                                Net Assets     Rate        Date             Shares         Value
                                                                --------------------------------------------------------------------
U.S. Government and Agency Obligations                            23.0%
Fixed-rate Securities                                             16.7%
Fannie Mae                                                                    6.500%       8/15/04        $   880      $    878
Fannie Mae                                                                    5.750%       2/15/08            860           811
Fannie Mae                                                                    6.000%       5/15/08             40            38
Fannie Mae                                                                    6.625%       9/15/09          4,770         4,713
Freddie Mac                                                                   7.000%       7/15/05            500           508
Freddie Mac                                                                   5.125%      10/15/08         10,000         8,994
Freddie Mac                                                                   5.750%       3/15/09          6,420         5,996
Freddie Mac                                                                   6.875%       9/15/10          1,010         1,017
Overseas Private Investment Corporation                                       7.740%       8/15/07          3,000         2,998
Tennessee Valley Authority                                                    6.375%       6/15/05          9,370         9,281
Tennessee Valley Authority                                                    5.375%      11/13/08          6,350         5,776
United States Treasury Bonds                                                 11.125%       8/15/03            120           136
United States Treasury Bonds                                                 11.875%      11/15/03          1,450         1,687
United States Treasury Bonds                                                  5.750%       8/15/10          4,000         3,984
United States Treasury Notes                                                  6.250%       1/31/02          4,020         4,022
United States Treasury Notes                                                  5.875%       9/30/02          6,920         6,902
United States Treasury Notes                                                  6.750%       5/15/05            360           373
United States Treasury Notes                                                  6.500%       2/15/10         10,010        10,431
                                                                                                                        -------
                                                                                                                         68,545
Indexed Securities/C/                                              5.2%
United States Treasury Inflation-Indexed Security                             3.375%       1/15/07          7,626         7,369/F/
United States Treasury Inflation-Indexed Security                             4.250%       1/15/10             62            63/F/
United States Treasury Inflation-Indexed Security                             3.625%       4/15/28         12,497        11,871/F/
United States Treasury Inflation-Indexed Security                             3.875%       4/15/29          2,184         2,167/F/
                                                                                                                        -------
                                                                                                                         21,470
Stripped Securities/H/                                             1.1%
United States Treasury Bonds                                                  0.000%      11/15/21         16,830         4,697/2/
                                                                                                                        -------
Total U.S. Government and Agency Obligations
  (Identified Cost $93,767)                                                                                              94,712
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-
 backed Securities                                                13.0%
Fixed-rate Securities                                             13.0%
Fannie Mae                                                                    7.000%   4/1/08 to 7/1/28    10,933        10,798
Fannie Mae                                                                    6.000%   7/1/13 to 7/1/28     4,852         4,540
Fannie Mae                                                                    6.500%   6/1/14 to 8/1/29     5,665         5,454
Fannie Mae                                                                    5.500%       10/1/15            181           170/E/
Fannie Mae                                                                    9.500%        4/1/21            414           430
Fannie Mae                                                                    6.500%       10/1/30         14,440        13,858/E/
Fannie Mae                                                                    7.500%       10/1/30          6,400         6,384/E/
Fannie Mae                                                                    8.000%       10/1/30          1,300         1,324/E/

Western Asset Intermidiate Portfolio


September 30, 2000 (Unaudited)
(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------------------------
                                                       % of                        Maturity           Par/
                                                    Net Assets       Rate            Date            Shares       Value
                                                    ------------------------------------------------------------------------------
U.S. Government Agency Mortgage-
 backed Securities (continued)
Fixed-rate Securities (continued)

Freddie Mac                                                         6.500%     3/15/05 to 11/1/15    $ 1,265      $  1,246
Freddie Mac                                                         8.500%            7/1/06              48            49
Freddie Mac                                                         7.500%            4/1/17             197           198
Freddie Mac                                                         7.760%            5/1/12             170           171
Freddie Mac                                                         9.300%           4/15/19             502           517
Freddie Mac                                                         6.500%           10/1/30             600           576/E/
Freddie Mac                                                         8.000%           10/1/30           3,600         3,652/E/
Government National Mortgage Association                            9.500%           9/15/05             147           152
Government National Mortgage Association                            9.000%           6/15/06             166           171
Government National Mortgage Association                            7.000%     2/15/28 to 12/15/28       854           841
Government National Mortgage Association                            7.000%           10/1/30           2,900         2,857/E/
                                                                                                                  --------
                                                                                                                    53,388
Stripped Securities/H/                                 N.M.
Fannie Mae                                                          0.000%           5/25/22             109            86/2/
Freddie Mac                                                        10.000%            3/1/21              89            22/1/
                                                                                                                  --------
                                                                                                                       108
Variable-Rate Securities/K/                            N.M.
Fannie Mae                                                          6.339%            3/1/18             121           119
Freddie Mac                                                         6.763%            1/1/19              71            70
                                                                                                                  --------
                                                                                                                       189
Total U.S. Government Agency Mortgage-
 backed Securities
 (Identified Cost $53,894)                                                                                          53,685
----------------------------------------------------------------------------------------------------------------------------------
Yankee Bonds/A/                                        10.6%
Banking and Finance                                     3.5%
Nordbanken                                                          7.315%          10/29/49           3,000         2,957/B/,/C/
Petrozuata Finance, Inc.                                            7.630%            4/1/09           3,150         2,721/B/
Petrozuata Finance, Inc.                                            8.220%            4/1/17           1,590         1,316/B/
PSA Corporation Limited                                             7.125%            8/1/05           3,160         3,191/B/
Royal Bank of Scotland Group plc                                    8.817%           3/31/49           2,830         2,955
The Bank of Tokyo-Mitsubishi, Ltd.                                  8.400%           4/15/10           1,430         1,456
                                                                                                                  --------
                                                                                                                    14,596
Foreign Governments                                     3.7%
Argentine Republic                                                  0.000%          10/15/01           1,770         1,633/D/
Argentine Republic                                                  0.000%          10/15/03           1,650         1,212/D/
Argentine Republic                                                  0.000%          10/15/04           1,110           705/D/
Quebec Province                                                     5.750%           2/15/09           4,000         3,680
Republic of Poland                                                  6.000%          10/27/14           3,989         3,712/I/
United Mexican States                                              11.500%           5/15/26           3,390         4,119
                                                                                                                  --------
                                                                                                                    15,061

Western Asset Intermediate Portfolio

September 30, 2000 (Unaudited)
(Amounts in Thousands)

-------------------------------------------------------------------------------------------------------------------------------
                                                       % of                        Maturity         Par/
                                                    Net Assets       Rate            Date          Shares       Value
                                                    ---------------------------------------------------------------------------
Yankee Bonds (continued)

Oil and Gas                                            1.3%
Petroleos Mexicanos                                                 9.030%           2/15/11      $ 1,310     $  1,361/B/
YPF Sociedad Anonima                                                7.000%          10/26/02        2,432        2,415
YPF Sociedad Anonima                                                7.500%          10/26/02        1,770        1,788
                                                                                                              --------
                                                                                                                 5,564
Telecommunications                                     1.3%
Koninklijke (Royal) KPN NV                                          7.500%           10/1/05        5,300        5,297/B/
                                                                                                              --------
Utilities                                              0.8%
Korea Electric Power Corporation                                    7.750%            4/1/13          190          180
Korea Electric Power Corporation                                    7.000%            2/1/27        3,300        3,094
                                                                                                              --------
                                                                                                                 3,274
Total Yankee Bonds
 (Identified Cost $43,451)                                                                                      43,792
-------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks                                       0.5%
Home Ownership Funding Corporation                                 13.331%                          1 shs          450/B/,/G/
Home Ownership Funding Corporation II                              13.338%                          2            1,400/B/,/G/
                                                                                                              --------
                                                                                                                 1,850
Total Preferred Stocks
 (Identified Cost $1,942)                                                                                        1,850
                                                                                                              --------
Total Long-Term Securities
 (Identified Cost $364,017)                                                                                    363,876
-------------------------------------------------------------------------------------------------------------------------------
Short-Term Securities                                 19.2%
Corporate Bonds and Notes                              1.6%
Niagara Mohawk Power Corporation                                    7.125%            7/1/01      $ 2,495        2,487
Enron Corp.                                                         7.110%           9/10/01        2,000        2,000/B/,/C/
ABC Incorporated                                                    8.875%          12/15/00        2,290        2,299
                                                                                                              --------
                                                                                                                 6,786
Asset-backed Securities                                N.M.
Option One CTS Arm Trust                                            3.696%           3/25/01          182            2/G//1/
                                                                                                              --------
U.S. Government and Agency Obligations                 0.2%
Freddie Mac                                                         0.000%           11/9/00          900          893/D/,/L/
                                                                                                              --------

Western Asset Intermediate Portfolio

September 30, 2000 (Unaudited)
(Amounts in Thousands)

-----------------------------------------------------------------------------------------------------------------------------
                                                            % of                    Maturity         Par/
                                                         Net Assets      Rate         Date          Shares          Value
                                                         --------------------------------------------------------------------
Repurchase Agreements                                       17.4%
Lehman Brothers, Inc.
   6.63%, dated 9/29/00, to be repurchased at
   $71,573 on 10/02/00 (Collateral: $100,000
   Federal Home Loan Bank Bonds, 0% due
   2/15/19, value $22,624; $100,000 Federal
   Home Loan Bank Bonds, 0% due 8/27/18,
   value $23,491; $19,850 Federal Home Loan
   Bank Bonds, 7.75% due 2/22/05, value $20,145;
   and $6,870 Fannie Mae Medium-term Note 5.93%,
   due 1/14/05, value $6,704)                                                                       $ 71,533      $ 71,533
                                                                                                                  --------
Option Purchased/I/                                         N.M.
Eurodollar Future Put, September 2001,
   Strike Price $93.00                                                                                    89/J/          7
                                                                                                                  --------
Total Short-Term Securities
   (Identified Cost $79,335)                                                                                        79,221
-----------------------------------------------------------------------------------------------------------------------------
Total Investments                                          107.6%
   (Identified Cost $443,352)                                                                                     $443,097

Other Assets Less Liabilities                               (7.6)%                                                 (31,370)
                                                                                                                  --------
Net Assets Consisting of:
Accumulated paid-in capital applicable to 40,288 shares outstanding                                 $420,051
Undistributed net investment income                                                                      110
Accumulated net realized gain/(loss) on investments, options and futures                              (8,172)
Unrealized appreciation/(depreciation) of investments, options and futures                              (262)
                                                                                                    --------

Net Assets                                                 100.0%                                                 $411,727
                                                                                                                  ========
Net Asset Value Per Share                                                                                           $10.22
                                                                                                                  ========

Western Asset Intermediate Portfolio

September 30, 2000 (Unaudited)
(Amounts in Thousands)

-----------------------------------------------------------------------------------------------
                                                                      Actual    Appreciation/
                                                        Expiration   Contracts  (Depreciation)
                                                        ---------------------------------------
Futures Contracts Purchased/H/
U.S. Treasury Note Futures                              December 00         17           $(23)

Written Options/H/
U.S. Treasury Bond Future Call, Strike Price $100.50     October 00        111           $  5
U.S. Treasury Bond Future Put, Strike Price $100         October 00        111             11
                                                                                         ----
                                                                                         $ 16
-----------------------------------------------------------------------------------------------

/A/ Yankee Bond -- A dollar-denominated bond issued in the U.S. by foreign entities.
/B/ Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 11.4% of net assets.
/C/ Indexed Security-The rates of interest earned on these securities are tied to the London Interbank Offered Rate (LIBOR), Consumer Price Index (CPI), or the One Year Treasury constant Maturity Rate.
/D/ Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
/E/ When-issued security -- Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
/F/ U.S. Treasury Inflation-Indexed Security -- U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
/G/ Stepped Coupon Security -- A security with a predetermined schedule of interest or dividend rate change.
/H/ Stripped Security -- Security with interest-only or principal-only payment streams, denoted by the superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
/I/ Options and Futures are described in more detail in the notes to financial statements.
/J/  Actual number of contracts.
/K/ The coupon rates shown on variable-rate securities are the rates at September 30, 2000. These rates vary with the weighted average coupon of the underlying loans.
/L/  Collateral to cover futures contracts.
/M/  Convertible Bond -- Bond may be converted into common stock of the company.

See Notes to Financial Statements

Statement Of Net Assets
Western Asset Non-U.S. Fixed Income Portfolio

September 30, 2000 (Unaudited)
(Amounts in Thousands)

--------------------------------------------------------------------------------------------------------------------------------

                                                                    % of                Maturity     Par/
                                                                 Net Assets    Rate       Date    Shares/A/     Value
                                                            --------------------------------------------------------------------
Long-Term Securities                                               95.3%

Australian Dollar                                                  18.2%
U.S. Government and Agency Obligations                              4.9%
 Fannie Mae                                                                      6.375%   8/15/07       5,800   $ 3,068

Government Obligations                                             13.3%
 Commonwealth of Australia                                                        7.50%   9/15/09       4,930     2,905
 New South Wales Treasury Corp.                                                   8.00%    3/1/08       5,000     2,930
 Queensland Treasury Corp.                                                        6.00%   6/14/11       5,000     2,593
                                                                                                                -------
                                                                                                                  8,428
                                                                                                                -------
Total Australian Dollar                                                                                          11,496
--------------------------------------------------------------------------------------------------------------------------------

British Sterling                                                    6.9%
Corporate Bonds and Notes                                           1.4%
 Halifax Plc                                                                     6.375%    4/3/08         200       294
 National Westminster Bank                                                       7.125%   10/5/22         200       301
 Enterprise Oil plc                                                               7.25%    7/8/09         200       300
                                                                                                                -------
                                                                                                                    895
Government Obligations                                              5.5%
 United Kingdom of Great Britain and Northern Ireland                             9.50%   4/18/05         100       170
 United Kingdom of Great Britain and Northern Ireland                             7.25%    2/7/07       1,400     2,286
 United Kingdom of Great Britain and Northern Ireland                             5.75%    2/7/09         370       569
 United Kingdom of Great Britain and Northern Ireland                             6.00%    2/7/28         200       357
 United Kingdom of Great Britain and Northern Ireland                             4.25%    6/7/32          50        70
                                                                                                                -------
                                                                                                                  3,452
                                                                                                                -------
Total British Sterling                                                                                            4,347
------------------------------------------------------------------------------------------------------------------------------------

Danish Krone                                                        2.6%
Corporate Bonds and Notes                                           2.6%
 Nykredit                                                                         6.00%   10/1/29      11,527     1,269
 Unikredit Realkredit                                                             6.00%    7/1/29       3,385       375
                                                                                                                -------
Total Danish Krone                                                                                                1,644
------------------------------------------------------------------------------------------------------------------------------------

Euro                                                               29.6%
Corporate Bonds and Notes                                           4.4%
 DePfa Deutsche Pfandbriefbank AG                                                 5.00%    2/3/05       3,200     2,770

Western Asset Non-U.S. Fixed Income Portfolio


September 30, 2000 (Unaudited)
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------------

                                                                   % of                     Maturity     Par/
                                                                 Net Assets   Rate            Date    Shares/A/     Value
                                                              ----------------------------------------------------------------------
Corporate Bonds and Notes (continued)

Euro (continued)
Government Obligations                                              25.2%
 Federal Republic of Germany                                                    5.625%       1/4/28       3,270         $ 2,882
 French Republic                                                                 5.50%      4/25/29       3,100           2,674
 Italian Republic                                                                5.25%      11/1/29       3,950           3,163
 Italian Republic                                                                6.00%       5/1/31       2,400           2,146
 Kingdom of Spain                                                                3.00%      1/31/03       3,000           2,527
 Kingdom of the Netherlands                                                      5.50%      1/15/28       3,000           2,600
                                                                                                                    -----------
                                                                                                                         15,992
                                                                                                                    -----------
Total Euro                                                                                                               18,762
------------------------------------------------------------------------------------------------------------------------------------

Greek Drachma                                                       10.0%
Government Obligations                                              10.0%
 Hellenic Republic                                                               6.30%      1/29/09   2,190,000           5,797
 Hellenic Republic                                                               6.50%     10/22/19     200,000             531
                                                                                                                    -----------
Total Greek Drachma                                                                                                       6,328
------------------------------------------------------------------------------------------------------------------------------------

Hungarian Forint                                                     0.4%
Government Obligations                                               0.4%
 Republic of Hungary                                                            10.00%      4/12/03      75,000             251
------------------------------------------------------------------------------------------------------------------------------------

Polish Zloty                                                        15.8%
Government Obligations                                              15.8%
 Republic of Poland                                                              8.50%     10/12/04      27,000           4,689
 Republic of Poland                                                              8.50%      2/12/05      30,700           5,330
                                                                                                                    -----------
Total Polish Zloty                                                                                                       10,019
-----------------------------------------------------------------------------------------------------------------------------------

Swedish Krona                                                       11.8%
Corporate Bonds and Notes                                           11.8%
 AB Spintab                                                                      5.50%      9/17/03      46,500           4,849
 Statens Bostadsfinansier AB                                                     5.50%     10/15/03      25,400           2,646
                                                                                                                    -----------
Total Swedish Krona                                                                                                       7,495
                                                                                                                    -----------
Total Long-Term Securities
 (Identified Cost $65,511)                                                                                               60,342
-----------------------------------------------------------------------------------------------------------------------------------

Western Asset Non-U.S. Fixed Income Portfolio


September 30, 2000 (Unaudited)
(Amounts in Thousands)

-------------------------------------------------------------------------------------------------------------------------------

                                                                        % of                 Maturity     Par/
                                                                     Net Assets      Rate      Date      Shares/A/     Value
                                                                    -----------------------------------------------------------
Short-Term Securities                                                   4.7%
Repurchase Agreements                                                   4.7%
State Street Bank & Trust Company
  3.50%, dated 9/29/00 to be repurchased at
  $2,998 on 10/2/00 (Collateral:$3,045 Fannie
  Mae Notes, 6.50% due 8/15/04, value $3,084)                                                            $  2,997     $ 2,997

  (Identified Cost $2,997)                                                                                              2,997
-------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                     100.0%
 (Identified Cost $68,508)                                                                                            $63,339
Other Assets Less Liabilities                                           N.M.                                              (25)
                                                                                                                      -------
Net Assets Consisting Of:
Accumulated paid-in capital applicable to 7,078 shares outstanding                                       $ 70,512
Under/(Over) distributed net investment income                                                               (262)
Accumulated net realized gain/(loss) on investments and currency transactions                              (1,889)
Unrealized appreciation/(depreciation) of investments, options and futures                                 (5,047)
                                                                                                         --------


Net Assets                                                            100.0%                                          $63,314
                                                                                                                      =======
Net Asset Value Per Share                                                                                             $  8.95
                                                                                                                      =======

                                                                                               Actual            Appreciation/
                                                                         Expiration          Contracts          (Depreciation)
                                                                        -------------------------------------------------------
Options Written
PLN Call/EUR Put, Strike Price EUR 3.85                                 November 00          4,150,000               $12
-------------------------------------------------------------------------------------------------------------------------------

/A/ Securities are grouped by the currencies in which they are issued, and the par values are also in the issuance currency.

See Notes to Financial Statements

Statements of Operations



(Amounts in Thousands) (Unaudited)

--------------------------------------------------------------------------------------------------------------------

                                                                       Six Months Ended September 30, 2000
                                                             -------------------------------------------------------
                                                                                                         Western
                                                                              Western                     Asset
                                                                  Western      Asset        Western      Non-U.S.
                                                                   Asset        Core         Asset        Fixed
                                                                    Core        Plus     Intermediate     Income
                                                                 Portfolio   Portfolio     Portfolio    Portfolio
--------------------------------------------------------------------------------------------------------------------
Investment Income:
   Interest                                                       $24,821     $ 9,233       $13,649      $ 1,903
   Dividends                                                          582          91           159           --
                                                                  -------     -------       -------      -------
     Total income                                                  25,403       9,324        13,808        1,903
                                                                  -------     -------       -------      -------
Expenses:
   Advisory fee                                                     1,489         561           756          141
   Distribution and service fees                                        2          --            --           --
   Transfer agent and shareholder servicing expense                    18          12            16            6
   Audit and legal fees                                                26          17            13           12
   Custodian fees                                                     129         117            69           76
   Directors' fees                                                     19          19            19           19
   Registration fees                                                   22          39            24           16
   Reports to shareholders                                             17           6             5            1
   Other expenses                                                       4           2             4            1
                                                                  -------     -------       -------      -------
                                                                    1,726         773           906          272
     Less fees waived                                                 (64)       (185)          (57)        (100)
                                                                  -------     -------       -------      -------
     Total expenses, net of waivers                                 1,662         588           849          172
                                                                  -------     -------       -------      -------

Net Investment income                                              23,741       8,736        12,959        1,731

Net Realized and Unrealized Gain (Loss) on Investments:
   Realized gain (loss) on:
     Investments                                                      340         (97)          230          (23)
     Options                                                          855         524        (1,187)          --
     Futures                                                       (1,820)        840         1,547           --
     Foreign currency transactions                                     --           4            --        2,086
                                                                  -------     -------       -------      -------
                                                                     (625)      1,271           590        2,063
                                                                  -------     -------       -------      -------
   Change in unrealized gain (loss) on:
     Investments, options and futures                              11,071       1,468         5,679       (4,582)
     Assets and liabilities denominated in foreign currencies          --         (13)           --          (50)
                                                                  -------     -------       -------      -------
                                                                   11,071       1,455         5,679       (4,632)
                                                                  -------     -------       -------      -------
Net realized and unrealized gain (loss) on investments             10,446       2,726         6,269       (2,569)
                                                                  -------     -------       -------      -------
Change in net assets resulting from operations                    $34,187     $11,462       $19,228      $  (838)
                                                                  =======     =======       =======      =======

--------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

                     [This page intentionally left blank]

Statements of Changes in Net Assets


(Amounts in Thousands)

------------------------------------------------------------------------------------------

                                                                 Western Asset
                                                                     Core
                                                                   Portfolio
                                                   ---------------------------------------
                                                    Six Months Ended          Year Ended
                                                   September 30, 2000       March 31, 2000
------------------------------------------------------------------------------------------
Change in Net Assets:                                  (Unaudited)
 Net investment income                                  $ 23,741               $ 42,858

 Net realized gain (loss) on investments,
  options, futures, and foreign currency
  transactions                                              (625)                (9,565)

 Change in unrealized appreciation
  (depreciation) of investments, options,
  futures, assets and liabilities
  denominated in foreign currencies                       11,071                (19,759)
                                                        --------               --------
 Change in net assets resulting from operations           34,187                 13,534

 Distributions to shareholders:
  From net investment income:
     Institutional Class                                 (23,672)               (51,083)
     Financial Intermediary Class                            (52)                   (65)


  From net realized gain on investments:
     Institutional Class                                      --                 (1,929)
     Financial Intermediary Class                             --                     --

 Change in net assets from
  Fund share transactions:
     Institutional Class                                   6,326                  3,056
     Financial Intermediary Class                            109                  1,492
                                                        --------               --------
 Change in net assets                                     16,898                (34,995)


Net Assets:
 Beginning of period                                     650,494                685,489

 End of period                                          $667,392               $650,494
                                                        --------               --------

 Under (over) distributed net investment income         $     17               $     --
                                                        --------               --------

------------------------------------------------------------------------------------------

See Notes to Financial Statements

---------------------------------------------------------------------------------------------------------------------


              Western Asset                          Western Asset                        Western Asset
                Core Plus                            Intermediate                         Non-U.S. Fixed
                Portfolio                              Portfolio                         Income Portfolio
-------------------------------------   ------------------------------------    -------------------------------------
 Six Months Ended        Year Ended      Six Months Ended       Year Ended       Six Months Ended        Year Ended
September 30, 2000     March 31, 2000   September 30, 2000    March 31, 2000    September 30, 2000     March 31, 2000
---------------------------------------------------------------------------------------------------------------------
   (Unaudited)                            (Unaudited)                              (Unaudited)
    $  8,736              $ 10,543          $ 12,959             $ 20,022            $ 1,731               $ 3,337



       1,271                (2,790)              590               (7,570)             2,063                (2,868)




       1,455                (3,890)            5,679               (3,328)            (4,632)                 (235)
    --------              --------          --------             --------            -------               -------
      11,462                 3,863            19,228                9,124               (838)                  234



      (8,736)              (12,009)          (12,959)             (24,357)            (3,372)               (3,371)

          --                    --                --                 (155)                --                    --



          --                   (58)               --                   --                 --                  (897)
          --                    --                --                   --                 --                    --


     123,372               103,742            29,402               76,785              4,998                 1,202
          --                    --                --               (3,667)                --                    --
    --------              --------          --------             --------            -------               -------
     126,098                95,538            35,671               57,730                788                (2,832)


     215,184               119,646           376,056              318,326             62,526                65,358

    $341,282              $215,184          $411,727             $376,056            $63,314               $62,526
    --------              --------          --------             --------            -------               -------

    $    149              $    149          $    110             $    110            $  (262)              $ 1,379
    --------              --------          --------             --------            -------               -------

---------------------------------------------------------------------------------------------------------------------

Financial Highlights



Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

--------------------------------------------------------------------------------------------------------------

                                                                             Investment Operations
                                                                 ---------------------------------------------
                                                                                Net realized
                                                                               and Unrealized
                                                                               Gain (loss) on
                                                                                Investments,
                                                   Net Asset                  Options, Futures     Total
                                                     Value,         Net         and Foreign         From
                                                   Beginning     Investment      Currency        Investment
                                                   of Period       Income      Transactions      Operations
--------------------------------------------------------------------------------------------------------------
Western Asset Core Portfolio
  Institutional Class/A/
     Six Months Ended September 30, 2000/P/          $10.39        $0.40/I/       $ 0.17           $ 0.57
     Years Ended March 31,
     2000                                             11.01         0.67/I/        (0.46)            0.21
     1999                                             11.59         0.64/I/        (0.01)            0.63
     Nine Months Ended March 31, 1998/B/              11.28         0.49/I/         0.49             0.98
     Years Ended June 30,
     1997                                             11.05         0.70/I/         0.19             0.89
     1996                                             11.22         0.67/I/        (0.14)            0.53

  Financial Intermediary Class
     Six Months Ended September 30, 2000/P/          $10.40        $0.39/J/       $ 0.17           $ 0.56
     Year Ended March 31, 2000/E/                     10.69         0.45/J/        (0.25)            0.20

Western Asset Core Plus Portfolio
     Six Months Ended September 30, 2000/P/          $ 9.48        $0.36/K/       $ 0.11           $ 0.47
     Years Ended March 31,
     2000                                              9.97         0.55/K/        (0.37)            0.18
     1999/F/                                          10.00         0.34/K/        (0.08)            0.26

Western Asset Intermediate Portfolio
  Institutional Class/A/
     Six Months Ended September 30, 2000/P/          $10.09        $0.38/L/       $ 0.13           $ 0.51
     Years Ended March 31,
     2000                                             10.62         0.63/L/        (0.38)            0.25
     1999                                             10.85         0.58/L/         0.06             0.64
     Nine Months Ended March 31, 1998/B/              10.72         0.46/L/         0.23             0.69
     Years Ended June 30,
     1997                                             10.48         0.55/L/         0.30             0.85
     1996                                             10.74         0.54/L/        (0.01)            0.53

--------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

--------------------------------------------------------------------------------------------------------------------------

              Distributions                                                 Ratios/Supplemental Data
------------------------------------------             -------------------------------------------------------------------
                                                                                     Net
                                                                                  Investment                     Net
                 From                         Net                    Expenses       Income                      Assets
  From           Net                         Asset                      to            to                        End of
   Net         Realized                      Value,                  Average       Average      Portfolio       Period
Investment      Gain on          Total       End of     Total          Net           Net         Turnover        (in
  Income      Investments    Distributions   Period    Return         Assets        Assets         Rate       thousands)
--------------------------------------------------------------------------------------------------------------------------
  $(0.40)        $   --         $(0.40)      $10.56    5.40%/I,C/    0.50%/I,D/    7.1%/I,D/    319.5%/D/      $665,795

   (0.80)         (0.03)         (0.83)       10.39    1.99%/I/      0.50%/I/      6.3%/I/      260.4%          649,038
   (0.65)         (0.56)         (1.21)       11.01    5.61%/I/      0.50%/I/      5.7%/I/      484.3%          685,489
   (0.53)         (0.14)         (0.67)       11.59    8.91%/I,C/    0.50%/I,D/    6.0%/I,D/    226.9%/D/       617,676

   (0.65)         (0.01)         (0.66)       11.28    8.27%/I/      0.50%/I/      6.4%/I/      384.8%          508,353
   (0.66)         (0.04)         (0.70)       11.05    4.86%/I/      0.50%/I/      6.3%/I/      266.0%          453,699


  $(0.38)        $   --         $(0.38)      $10.58    5.56%/J,C/    0.75%/J,D/    6.8%/J,D/    319.5%/D/      $  1,597
   (0.49)            --          (0.49)       10.40    1.97%/J,C/    0.75%/J,D/    6.2%/J,D/    260.4%/D/         1,456


  $(0.36)        $   --         $(0.36)      $ 9.59    4.77%/K,C/    0.47%/K,D/    7.0%/K,D/    380.3%/D/      $341,282

   (0.67)            --          (0.67)        9.48    1.95%/K/      0.50%K        6.2%K        315.9%          215,184
   (0.22)         (0.07)         (0.29)        9.97    2.58%/K,C/    0.50%/K,D/    5.4%/K,D/    565.7%/D/       119,646


  $(0.38)         $  --         $(0.38)      $10.22    4.83%/L,C/    0.45%/L,D/    6.9%/L,D/    352.8%/D/      $411,727

   (0.78)            --          (0.78)       10.09    2.49%/L/      0.45%/L/      6.3%/L/      440.8%          376,056
   (0.57)         (0.30)         (0.87)       10.62    6.01%/L/      0.45%/L/      5.5%/L/      389.6%          314,534
   (0.46)         (0.10)         (0.56)       10.85    6.59%/L,C/    0.45%/L,D/    5.8%/L,D/    401.4%/D/       293,531

   (0.54)         (0.07)         (0.61)       10.72    8.32%/L/      0.45%/L/      6.3%/L/      419.3%          224,497
   (0.54)         (0.25)         (0.79)       10.48    5.15%/L/      0.50%/L/      6.3%/L/      841.3%           66,079

--------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

                                                                                Investment  Operations
                                                                    -----------------------------------------------
                                                                                    Net realized
                                                                                   and Unrealized
                                                                                   Gain (loss) on
                                                                                     Investments,
                                                       Net Asset                  Options, Futures       Total
                                                        Value,         Net          and Foreign          From
                                                       Beginning    Investment       Currency         Investment
                                                       of Period      Income        Transactions      Operations
-------------------------------------------------------------------------------------------------------------------
Western Asset Intermediate Portfolio (continued)
  Financial Intermediary Class
    Period Ended November 30, 1999/O/                   $10.61       $0.41/M/          $(0.33)          $ 0.08
  Year Ended March 31, 1999/G/                           10.62        0.12/M/           (0.13)           (0.01)

Western Asset Non-U.S Fixed Income Portfolio
  Six Months Ended September 30, 2000/P/                $ 9.59       $0.26/N/          $(0.39)          $(0.13)
  Years Ended March 31, 2000                             10.21        0.49/N/           (0.47)            0.02
  1999/H/                                                10.00        0.30/N/            0.31             0.61
-------------------------------------------------------------------------------------------------------------------

/A/All per share figures for the Institutional Class reflect the 10 for 1 stock split effective May 29, 1998
/B/The Fund's year end changed from June 30 to March 31.
/C/Not annualized.
/D/Annualized.
/E/For the period July 22, 1999 (commencement of operations) to March 31, 2000. /F/For the period July 8, 1998 (commencement of operations) to March 31, 1999. /G/For the period January 6, 1999 (commencement of operations) to March 31,
   1999.
/H/For the period July 15, 1998 (commencement of operations) to March 31, 1999. /I/Net of advisory fees waived pursuant to a voluntary expense limitation of
   0.50%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.52% for the six months ended September 30, 2000, 0.51%, 0.50% and 0.50% for the years ended March 31, 2000, 1999 and the nine months ended March 31, 1998, 0.50% and 0.53% for the years ended June 30, 1997 and 1996, respectively.
/J/Net of advisory fees waived pursuant to a voluntary expense limitation of 0.75%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.76% for the six months ended September 30, 2000, and 0.76% for the period July 2, 1999 (commencement of operations) to March 31, 2000.
/K/Net of advisory fees waived pursuant to a voluntary expense limitation of 0.50% to June 30, 2000 and 0.45% thereafter. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.62% for the six months ended September 30, 2000 and 0.65% for the year ended March 31, 2000 and 0.65% for the period July 8, 1998 (commencement of operations) to March 31, 1999.

--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
              Distributions                                                     Ratios/Supplemental Data
------------------------------------------               ---------------------------------------------------------------------
                                                                                        Net
                                                                                     Investment                      Net
                 From                          Net                     Expenses        Income                      Assets
  From            Net                         Asset                        to            to                        End of
   Net         Realized                       Value,                    Average       Average       Portfolio      Period
Investment      Gain on          Total        End of       Total          Net           Net         Turnover         (in
  Income      Investments    Distributions    Period      Return         Assets        Assets         Rate        thousands)
-----------------------------------------------------------------------------------------------------------------------------
  $(0.43)        $   --         $(0.43)       $10.26     0.81%/M,C/    0.70%/M,D/     5.9%/M,D/     471.8%/D/      $     --

      --             --             --         10.61     0.09%/M,C/    0.70%/M,D/     5.2%/M,D/     389.6%/D/         3,792


  $(0.51)        $   --         $(0.51)       $ 8.95    -1.41%/N,C/    0.55%/N,D/     5.6%/N,D/     263.2%/D/      $ 63,314

   (0.50)         (0.14)         (0.64)         9.59     0.57%/N/      0.55%/N/       4.9%/N/       347.1%           62,526
   (0.20)         (0.20)         (0.40)        10.21     5.81%/N,C/    0.55%/N,D/     4.1%/N,D/     388.0%/D/        65,358
----------------------------------------------------------------------------------------------------------------------------

/L/Net of advisory fees waived pursuant to a voluntary expense limitation of 0.50% until August 5, 1996 and 0.45% thereafter. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.48% for the six months ended September 30, 2000, 0.48% for the years ended March 31, 2000 and 1999, respectively, 0.52% for the nine months ended March 31, 1998, and 0.55% and 1.03% for the years ended June 30, 1997 and 1996, respectively.
/M/Net of advisory fees waived pursuant to a voluntary expense limitation of 0.70%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.74% for the period ending November 30, 1999 (redemption of Financial Intermediary Class), 0.73% for the period January 7, 1999 (commencement of operations) to March 31, 1999.
/N/Net of advisory fees waived pursuant to a voluntary expense limitation of 0.55%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.87% for the six months ended September 30, 2000, 0.83% for the year ended March 31, 2000 and 0.85% for the period July 15, 1998 (commencement of operations) to March 31, 1999.
/O/Redemption of all outstanding Financial Intermediary Class shares. /P/Unaudited.

See Notes to Financial Statements

--------------------------------------------------------------------------------

Notes to Financial Statements
(Amounts in Thousands)

1.  Significant Accounting Policies:

LM Institutional Fund Advisors I, Inc. ("Corporation"), consisting of the Western Asset Core Portfolio ("Core"), the Western Asset Core Plus Portfolio ("Core Plus"), the Western Asset Intermediate Portfolio ("Intermediate"), and the Western Asset Non-U.S. Fixed Income Portfolio ("Non-U.S.") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with the exception of Non-U.S., which is non-diversified. The Corporation was organized on May 16, 1990 and had no operations prior to September 4, 1990, other than those related to organizational matters. Prior to May 29, 1998, the Corporation was known as Western Asset Trust, Inc.

Each Fund offers two classes of shares: Institutional Class and Financial Intermediary Class. Shares in the Financial Intermediary Class bear a distribution fee. The Financial Intermediary Class of Intermediate and Core commenced operations on January 7, 1999 and July 22, 1999, respectively.

Security Valuation

Securities owned by the Funds for which market quotations are readily available are valued at current market value. In determining fair value, the Board and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material. Securities with remaining maturities of 60 days or less are valued at amortized cost by each Fund.

Foreign Currency Transactions

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the closing daily rate of exchange, and
(ii) purchases and sales of investment securities, interest income and expenses at the rate of exchange prevailing on the respective date of such transactions.

The effect of changes in foreign exchange rates on unrealized security gains or losses is reflected as a component of such unrealized gains or losses. The effect of changes in foreign exchange rates on realized security gains or losses is reflected separately.

Options and Futures

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are marked-to-market on a daily basis. As a contract's value fluctuates, payments known as variation margin are made to or received from the futures commission merchant.

Distributions to Shareholders

Net investment income for dividend purposes is recorded on the accrual basis and consists of interest and dividend income less expenses. Bond premium and original issue discount are amortized for financial reporting and tax purposes using the effective interest method over the period to maturity of the security and serve to reduce or increase interest income. Dividend income is recorded on the ex-dividend date. As of March 1, 2000, dividends from net investment income are declared daily and paid monthly for each Fund except Non-U.S., which declares and pays dividends quarterly. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within each Fund's capital accounts to reflect income and gains available for distribution under tax regulations. At September 30, 2000, accrued dividends payable were as follows:Core, $114, Core Plus $179, Intermediate $364 and Non-US $0.

(Amounts in Thousands)

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At September 30, 2000, receivables for securities sold and payables for securities purchased for each Fund were as follows:


                                  Receivable For          Payable For
                                 Securities Sold      Securities Purchased
                                 ---------------      --------------------
             Core                    $19,257                $143,898
             Core Plus                 3,252                  64,222
             Intermediate             13,617                  49,393
             Non-U.S.                    671                   3,097


Use of Estimates

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Federal Income Taxes

No provision for federal income or excise taxes is required since the Funds intend to continue to qualify as regulated investment companies and distribute all of their taxable income to their shareholders.

2.  Financial Instruments:

Repurchase Agreements

As part of their investment programs, the Funds utilize repurchase agreements. All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Funds' custodian. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Funds' investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Forward Foreign Currency Exchange Contracts

Core Plus and Non-U.S. may enter into forward foreign currency exchange contracts to help manage their currency exposure. These contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by a fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' securities, but it does establish a rate of exchange that can be achieved in the future. These contracts involve market risk in excess of amounts reflected in the Financial Statements. Although contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund's adviser will enter into forward foreign currency exchange contracts only with parties approved by the Board of Directors because there is a risk of loss to the Funds if the counterparties do not complete the transaction.

(Amounts in Thousands)

Outstanding contracts at September 30, 2000, were as follows:


Core Plus

                                       Contract to
          Settlement     --------------------------------------   Appreciation
             Date              Receive               Deliver     (Depreciation)
          ----------     ------------------      --------------  -------------
          10/18/00         USD        3,261      AUD      6,050     $ (17)
          10/18/00         EUR        1,228      USD      1,053        33
          10/18/00         USD          665      EUR        750         1
          10/18/00         PLN        3,019      USD        665        (3)
          10/18/00         USD        2,308      PLN     10,599       (15)
          11/20/00         EUR        1,328      USD      1,202        25
          11/20/00         USD        1,533      SEK     14,373        32
          12/18/00         CAD        1,887      USD      1,274       (19)
          12/18/00         EUR        1,128      USD        984        17
          12/18/00         USD        3,460      EUR      3,986       (76)
          12/18/00         GRD      615,020      USD      1,572       (29)
                                                                    -----
                                                                    $ (51)
                                                                    =====


  Non-U.S.

                                       Contract to
          Settlement     --------------------------------------   Appreciation
             Date              Receive               Deliver     (Depreciation)
          ----------     ------------------      --------------  -------------
          10/18/00         AUD        6,301      USD      3,412     $   8
          10/18/00         USD       11,880      AUD     21,962       (48)
          10/18/00         DKK        1,454      USD        175        (3)
          10/18/00         USD        1,889      DKK     15,661        34
          10/18/00         EUR        5,112      USD      4,383       139
          10/18/00         USD        3,677      EUR      4,150         6
          10/18/00         GBP          202      USD        284        15
          10/18/00         USD        5,391      GBP      3,593        76
          10/18/00         PLN       16,706      USD      3,677       (14)
          10/18/00         USD       11,228      PLN     51,405       (45)
          11/20/00         USD        6,870      EUR      7,592       143
          11/20/00         USD        7,896      SEK     72,512       325
          12/18/00         CAD        9,153      USD      6,197      (113)
          12/18/00         USD       11,786      EUR     13,564      (249)
          12/18/00         USD        5,357      GRD  2,095,801       (98)
                                                                    -----
                                                                    $ 176
                                                                    =====

Option Transactions

A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a covered call option is that a fund may forgo the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk a fund may not be able to enter into a clos-

(Amounts in Thousands)

ing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. Activity in call and put options during the period was as follows:

                                                                Calls                         Puts
                                                       ------------------------        ---------------------
          core                                         Contracts      Premiums         Contracts   Premiums
                                                       ----------     ---------        ----------  ---------
          Options outstanding at March 31, 2000            1,150       $   687               366     $  307
          Options written                                  4,453         2,549             1,989      1,061
          Options closed                                  (2,841)       (1,796)             (472)      (359)
          Options expired                                 (1,877)         (958)           (1,261)      (616)
          Options exercised                                  (86)          (43)               --         --
                                                          ------       -------           -------     ------
          Options outstanding at September 30, 2000          799       $   439               622     $  393
                                                          ======       =======           =======     ======

                                                                Calls                         Puts
                                                       ------------------------        --------------------
          Core Plus                                    Contracts      Premiums         Contracts   Premiums
                                                       ---------      ---------        ---------   --------
          Options outstanding at March 31, 2000              301       $   178               102     $   85
          Options written                                  1,996         1,070           750,732        393
          Options closed                                    (919)         (575)             (194)      (132)
          Options expired                                 (1,013)         (475)             (381)      (182)
          Options exercised                                  (23)          (12)               --         --
                                                          ------       -------           -------     ------
          Options outstanding at September 30, 2000          342       $   186           750,259     $  164
                                                          ======       =======           =======     ======

                                                                Calls                         Puts
                                                       ------------------------        --------------------
          Intermediate                                 Contracts      Premiums         Contracts   Premiums
                                                       ---------      ---------        ---------   --------
          Options outstanding at March 31, 2000              467       $   237               137     $  128
          Options written                                    170            84               277        129
          Options closed                                    (526)         (278)             (303)      (230)
          Options expired                                     --            --                --         --
          Options exercised                                   --            --                --         --
                                                          ------       -------           -------     ------
          Options outstanding at September 30, 2000          111       $    43               111     $   27
                                                          ======       =======           =======     ======

Futures

Upon entering into a futures contract, the Funds are required to deposit with the broker an amount of cash or cash equivalents equal to a percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by each Fund each day, depending on the daily fluctuation in the value of the contract. For Non-U.S., payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which is holding cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses and each Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Each Fund may enter into futures contracts in connection with its interest rate management strategy. Risks arise from the possible illiquidity of the futures market and from the possibility that a change in the value of a contract may not correlate with changes in interest rates. The open long and short futures positions and related appreciation or depreciation at September 30, 2000, are described at the end of the "Statement of Net Assets" of each Fund.

(Amounts in Thousands)

3.  Portfolio Transactions:

For the six months ended September 30, 2000, investment transactions (excluding short-term investments) were as follows:


                             Purchases               Sales
                     ----------------------  ----------------------
                     U.S. Gov't    Other     U.S. Gov't    Other
                     Securities  Securities  Securities  Securities
                     ----------  ----------  ----------  ----------
     Core            $1,046,357    $101,025  $1,052,200     $77,285
     Core Plus          508,555     115,745     432,918      43,732
     Intermediate       503,743     128,668     508,659      94,098
     Non-U.S.                --      83,840       5,757      71,208


At September 30, 2000, the cost of securities, gross unrealized appreciation and gross unrealized depreciation for federal income tax purposes were as follows:

                                                                 Net
                                                             Appreciation
                       Cost    Appreciation  Depreciation   (Depreciation)
                     --------  ------------  -------------  --------------
     Core            $797,004     $5,892       $(18,180)       $(12,288)
     Core Plus        401,849      2,433         (5,874)         (3,441)
     Intermediate     443,352      4,555         (4,810)           (255)
     Non-U.S.          68,508        100         (5,269)         (5,169)


Unused capital loss carryforwards for federal income tax purposes at September 30, 2000, were as follows: Core, $16,952 which expires in 2008; Core Plus, $2,707 which expires in 2008; Intermediate $5,953 which expires in 2008; and Non-US, $3,271 which expires in 2008.

4.  Fund Share Transactions:

At September 30, 2000, there were 13.1 billion shares of common stock of the Corporation authorized at $.001 par value. Transactions in Fund shares were as follows (all share amounts reflect the 10 for 1 stock split effective May 29, 1998):


                                                                   Reinvestment
                                                    Sold         of Distributions      Repurchased          Net change
                                               ----------------  ----------------  --------------------  ----------------
                                               Shares   Amount   Shares   Amount    Shares     Amount    Shares   Amount
                                               ------  --------  -------  -------  --------  ----------  ------  --------
Core
Institutional Class
Six months ended September 30, 2000             9,412  $ 97,518    2,331  $24,214  (11,193)  $(115,406)     550  $  6,326
                                               ------  --------    -----  -------  -------   ---------   ------  --------

Year ended March 31, 2000                       6,977    74,066    4,571   48,097  (11,322)   (119,107)     226     3,056
                                               ------  --------    -----  -------  -------   ---------   ------  --------

Financial Intermediary Class
Six months ended September 30, 2000                 6  $     53        5  $    56       --   $      --       11  $    109
                                               ------  --------    -----  -------  -------   ---------   ------  --------

July 22, 1999* to March 31, 2000                  134     1,431        6       61       --          --      140     1,492
                                               ------  --------    -----  -------  -------   ---------   ------  --------

Core Plus
Six months ended September 30, 2000            14,423  $137,155      895  $ 8,482   (2,420)  $ (22,265)  12,898  $123,372
                                               ------  --------    -----  -------  -------   ---------   ------  --------

Year ended March 31, 2000                      11,868   114,874    1,200   11,491   (2,377)    (22,623)  10,691   103,742
                                               ------  --------    -----  -------  -------   ---------   ------  --------

(Amounts in Thousands)

                                                                     Reinvestment
                                                    Sold           of Distributions          Repurchased            Net change
                                            -------------------   ------------------   -----------------------  ------------------
                                            Shares      Amount     Shares     Amount    Shares        Amount     Shares    Amount
                                            ------     --------   -------    -------   --------     ----------  -------  ---------
Intermediate
Institutional Class
Six months ended September 30, 2000          9,867     $ 98,655     1,201    $12,114     (8,056)    $ (81,367)   3,012   $ 29,402
                                            ------     --------   -------    -------    -------     ---------   ------   --------
Year ended March 31, 2000                   16,358      167,017     2,223     22,750    (10,927)     (112,982)   7,654     76,785
                                            ------     --------   -------    -------    -------     ---------   ------   --------

Financial Intermediary Class
Period ended November 30, 1999/A/               --     $     --        15    $   155       (372)    $  (3,822)    (357)  $ (3,667)
                                            ------     --------   -------    -------    -------     ---------   ------   --------

Non-U.S.
Six months ended September 30, 2000            321     $  2,900       377    $ 3,371       (140)    $  (1,273)     558   $  4,998
                                            ------     --------   -------    -------    -------     ---------   ------   --------
Year ended March 31, 2000                    1,029        9,754       444      4,268     (1,357)      (12,820)     116      1,202
                                            ------     --------   -------    -------    -------     ---------   ------   --------

--------------------------------------------------------------------------------
/A/  Redemption of all outstanding Financial Intermediary Class Shares.

5.  Securities Loaned:

Each Fund may lend its securities to approved brokers to earn additional income and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by each Fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. This cash collateral is recorded as an asset with a corresponding liability.

At September 30, 2000, the market value of the securities on loan to broker-dealers was $97,522 and $17,828 for Core and Intermediate, respectively. Cash collateral received was $101,056 and $18,486 for Core and Intermediate, respectively. Such collateral is in the possession of each Fund's custodian. As with other extensions of credit, each Fund may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

6.  Transactions with Affiliates:

Each Fund has a management agreement with LM Institutional Advisors, Inc. ("LMIA"). Western Asset Management Company ("Western Asset") is the investment adviser to Core, Core Plus and Intermediate. Western Asset Management Company Limited ("WAML") is the investment adviser to Non-U.S. and shares advisory responsibilities with Western Asset for Core Plus. Pursuant to their respective agreements, LMIA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund's average daily net assets as follows: 0.45% Non-U.S., and 0.40% for Intermediate. For Core and Core Plus the Funds pay a fee, computed daily and payable monthly at annual rates of each Fund's average daily net assets ranging from 0.45% of the first $500 million to 0.40% over $1 billion. LMIA pays Western Asset a fee, computed daily and payable monthly, at an annual rate of 0.40% of average daily net assets for Core and Core Plus, and 0.35% of average daily net assets for Intermediate. LMIA pays WAML a fee, computed daily and payable monthly, at an annual rate of 0.40% of average daily net assets for Non-U.S. At September 30, 2000, $238, $73, $125, and $7 was due to LMIA for Core, Core Plus, Intermediate and Non-U.S., respectively. LMIA, Western Asset and WAML have voluntarily agreed to waive their fees and reimburse the Funds to the extent each Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month annual rates of each Fund's average daily net assets as follows for Institutional Class: 0.55% for Non-U.S.; 0.50% for Core; 0.45% for Core Plus; and 0.45% for Intermediate; and for Financial Intermediary Class: 0.75% for Core and 0.70% for Intermediate.

(Amounts in Thousands)

Legg Mason Wood Walker, Incorporated ("LMWW"), a member of the New York Stock Exchange, and Arroyo Seco, Inc. serve as distributors of the Funds' shares. LMWW receives from each Fund an annual distribution fee of 0.25% of the average daily net assets of the Financial Intermediary Class of each Fund, computed daily and payable monthly. At September 30, 2000, $1 was due to LMWW from Core. Arroyo Seco, Inc. receives no payments from the Funds in connection with the offer or sale of their shares.

Western Asset and WAML are wholly owned subsidiaries of Legg Mason, Inc.

                     [This page intentionally left blank]

                     [This page intentionally left blank]

LM Institutional Fund Advisors I, Inc.

Investment Manager
LM Institutional Advisors, Inc.
P.O. Box 17635
Baltimore, Maryland 21297-1635
1-888-425-6432

Investment Advisers
Western Asset Management Company
117 East Colorado Boulevard
Pasadena, California 91105

Western Asset Management Company Limited
155 Bishopgate
London, England EC2N3TY



   This report is not to be distributed unless preceded or accompanied by a prospectus.

                   Legg Mason Wood Walker, Inc., Distributor